united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

navigator FUNDS

Navigator Equity Hedged Fund		
Share Class	**Ticker**	**Cusip**
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Navigator Tactical Fixed Income Fund		
Share Class	**Ticker**	**Cusip**
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Tactical Investment Grade Bond Fund		
Share Class	**Ticker**	**Cusip**
I share	NTIIX	66538J399

Navigator Tactical U.S. Allocation Fund		
Share Class	**Ticker**	**Cusip**
I share	NTAIX	66538J415

Navigator Ultra Short Bond Fund		
Share Class	**Ticker**	**Cusip**
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Distributed by
Northern Lights Distributors, LLC
Member FINRA

Advised by:
Clark Capital Management Group

Annual Report

October 31, 2021

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

Navigator® Equity Hedged Fund
K. Sean Clark, CFA — Chief Investment Officer
October 31, 2021

For the fiscal year ending October 31st, 2021 the Navigator Equity Hedged Fund (the “Fund”) institutional shares returned 31.66%, compared to the MSCI World Index return of 40.42% and the HFRX Equity Hedged Index return of 20.94%.

The market certainly has been dealing with many headwinds including the Delta wave, China’s increasingly hostile actions, the Federal Reserve announcing their intention to taper bond purchases, the Evergrande debt default, the US debt ceiling, looming tax policy changes, inflation, supply chain problems, and peak economic and earnings growth. The broad market has been in a consolidation mode for the past several months, while the large cap S&P 500 index continued hitting record highs until September 2nd. The index then suffered its first 5% correction in 226 trading days, the 13th-longest stretch without a pullback on record.

Contributing factors to the Fund’s performance are:

●	The Fund remained overweight U.S. equities relative to international equities throughout the entire annual period. U.S. stocks continue to make relative strength highs compared to international stocks.

●	U.S. Large Caps continue to be lead markets, to the extent now that they were the only holding to produce gains. Strong technology and growth stock performance combined with lower interest rates to push the S&P 500 Index higher, while a strong dollar combined with weakness in China to drag down international equities.

●	In such a strong market with persistent gains, the hedge component of the Fund was a drag on returns, but at the same time the hedging strategy helps manage risk and dampen volatility.

The economy is still in the midst of a strong economic recovery with above trend growth as the economy continues to re-open. Above trend growth is likely to persist into the middle of 2022, until the economy settles back into the pre-COVID 2% trend growth rates. A large reason for the stronger growth is favorable monetary conditions with low interest rates and the Fed’s balance sheet continuing to expand before tapering concludes in 2021. Inflation is front and center and the next couple months will provide a lot of information on supply chain shortages and labor shortages. We expect that the inflation we are seeing now is more cyclical than structural, but transitory is taking longer than the Fed and many others anticipated.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

HFRX Equity Hedged Index constituents are comprised of private hedge funds. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

The S&P 500 measures the performance of the 500 leading companies in leading industries of the U.S. economy, capturing 75% of U.S. equities.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

9253-NLD 12/20/2021

Navigator® Tactical Fixed Income Fund
K. Sean Clark, CFA — Chief Investment Officer
October 31, 2021

For the fiscal year ended October 31st, 2021 the Navigator Tactical Fixed Income Fund Class I shares (the “Fund”) returned 9.29%, compared to the Bloomberg Barclays US Corporate High Yield Index return of 10.53% and the Bloomberg Barclays US Aggregate Bond Index loss of 0.48%. The primary driver of performance in the Fund has always been the Fund’s sector exposure and the modeling processes that drives the allocation between High Yield Bonds, US Treasuries, and cash equivalents.

●	The Fund was invested with a risk-on bias throughout the entire period and remained fully invested in high yield bonds. In fact, it has remained allocated to high yield bonds for 15 consecutive months.

●	Credit has remained very resilient in the face of many headwinds including rising interest rates. For example, the 10-year U.S. Treasury yield bottomed on August 2nd at 1.17%. It ended October 31 with a 1.56% yield. During that time the Bloomberg Barclays 7-10 Year Treasury Index declined 2.82%, the Bloomberg Barclays Aggregate Bond Index slipped 1.32%, and the Bloomberg Barclays U.S. Corporate High Yield Index rose 0.32%.

●	Despite the Delta surge, the economy continues to re-open and that provides a favorable macro backdrop to credit. Continued economic re-opening has led to improved credit outlooks and an upgrade cycle that appears set to extend into 2022.

The economy is still in the midst of a strong economic recovery with above trend growth as the economy continues to re-open. Above trend growth is likely to persist into the middle of 2022, until the economy settles back into the pre-COVID 2% trend growth rates. A large reason for the stronger growth is favorable monetary conditions with low interest rates and the Fed’s balance sheet continuing to expand before tapering concludes in 2021. Inflation is front and center and the next couple months will provide a lot of information on supply chain shortages and labor shortages. We expect that the inflation we are seeing now is more cyclical than structural, but transitory is taking longer than the Fed and many others anticipated.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

The Bloomberg Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute

9246-NLD 12/17/2021

Navigator® Tactical Investment Grade Bond Fund
K. Sean Clark, CFA — Chief Investment Officer
October 31, 2021

For the period from inception on August 31st through the fiscal year end on October 31, 2021 the Navigator Tactical Investment Grade Bond Fund Class I shares (the “Fund”) returned -1.03% compared to the Bloomberg Barclays US Aggregate Bond Index loss of 0.89%. The primary driver of performance in the Fund is its sector exposure and the modeling processes that drives the allocation between Investment Grade Bonds, US Treasuries, and cash equivalents. The Fund was invested with a risk-on bias throughout the entire period and remained fully invested in investment grade bonds.

The economy is still in the midst of a strong economic recovery with above trend growth as the economy continues to re-open. Above trend growth is likely to persist into the middle of 2022, until the economy settles back into the pre-COVID 2% trend growth rates. A large reason for the stronger growth is favorable monetary conditions with low interest rates and the Fed’s balance sheet continuing to expand before tapering concludes in 2021. Inflation is front and center and the next couple months will provide a lot of information on supply chain shortages and labor shortages. We expect that the inflation we are seeing now is more cyclical than structural, but transitory is taking longer than the Fed and many others anticipated.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury inflation-protected securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute

9247-NLD 12/17/2021

Navigator® Tactical U.S. Allocation Fund
K. Sean Clark, CFA — Chief Investment Officer
October 31, 2021

For the period from inception on June 11th through the fiscal year end on October 31, 2021 the Navigator Tactical U.S. Allocation Fund Class I shares (the “Fund”) returned 8.50% compared to the S&P 500 Index 8.97% return. The primary driver of performance in the Fund is its allocation exposure and the modeling processes that drives the allocation between U.S. Equities, US Treasuries, and cash equivalents. The Fund was invested with a risk-on bias throughout the entire period and remained fully invested in equities.

The economy is still in the midst of a strong economic recovery with above trend growth as the economy continues to re-open. Above trend growth is likely to persist into the middle of 2022, until the economy settles back into the pre-COVID 2% trend growth rates. A large reason for the stronger growth is favorable monetary conditions with low interest rates and the Fed’s balance sheet continuing to expand before tapering concludes in 2021. Inflation is front and center and the next couple months will provide a lot of information on supply chain shortages and labor shortages. We expect that the inflation we are seeing now is more cyclical than structural, but transitory is taking longer than the Fed and many others anticipated.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

The S&P 500 measures the performance of the 500 leading companies in leading industries of the U.S. economy, capturing 75% of U.S. equities.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

CFA® and Chartered Financial Analyst® are registered trademarks owned by CFA Institute.

9248-NLD 12/17/2021

Navigator Ultra Short Bond Fund
Robert S. Bennett, Jr. – Senior Portfolio Manager
October 31, 2021

For the fiscal period ending October 31st, 2021, the Navigator Ultra Short Bond Fund (“the Fund”) Class I shares returned 0.63%, compared to the Bloomberg Barclays U.S Treasury Bellwethers 1 Year Index return of 0.16%. The Fund was invested in fixed rate and floating rate debt as the LIBOR transition continues to lower the amount of LIBOR based floating rate paper in the overall marketplace. The duration of the Fund continues to be shorter than the index and with a credit environment supported by the Federal Reserve, this led to an outperformance versus the index.

The Federal Reserve has hinted at tapering its asset purchases in the coming months, which could lead to more volatility. We expect to keep the Fund’s duration shorter than the index, which could lead to outperformance or underperformance versus the benchmark, depending on how the Federal Reserve’s outlook is priced into the markets. We will continue to monitor the ever-changing landscape during this transition period for LIBOR and any possible shifts in the Federal Reserve asset purchases and rate outlook.

Disclosures

Clark Capital Management Group, Inc. (Clark Capital) is an investment advisor registered with the United States Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. Registration does not imply a certain level of skill or training. Clark Capital is a closely held, mostly employee-owned C Corporation with all significant owners currently employed by the firm in key management capacities. More information about Clark Capital’s advisory services and fees can be found in its Form ADV which is available upon request.

The opinions expressed are those of the Clark Capital Management Group Investment Team. The opinions referenced are as of the date of publication and are subject to change due to changes in the market or economic conditions and may not necessarily come to pass. There is no guarantee of the future performance of any Clark Capital investment portfolio. Nothing herein should be construed as a solicitation, recommendation or an offer to buy, sell or hold any securities, other investments or to adopt any investment strategy or strategies. For educational use only. This information is not intended to serve as investment advice. This material is not intended to be relied upon as a forecast or research. The investment or strategy discussed may not be suitable for all investors. Investors must make their own decisions based on their specific investment objectives and financial circumstances. Past performance does not guarantee future results.

This document may contain certain information that constitutes forward-looking statements which can be identified by the use of forward-looking terminology such as “may,” “expect,” “will,” “hope,” “forecast,” “intend,” “target,” “believe,” and/or comparable terminology (or the negative thereof). No assurance, representation, or warranty is made by any person that any of Clark Capital’s assumptions, expectations, objectives, and/or goals will be achieved. Nothing contained in this document may be relied upon as a guarantee, promise, assurance, or representation as to the future.

Clark Capital Management Group, Inc. reserves the right to modify its current investment strategies and techniques based on changing market dynamics or client needs. The information provided in this report should not be considered a recommendation to purchase or sell any particular security, sector or industry. There is no assurance that any securities, sectors or industries discussed herein will be included in or excluded from an account’s portfolio. It should not be assumed that any of the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance of the securities discussed herein.

The Bloomberg Barclays US Treasury Bellwethers measures the performance of U.S. Treasury securities that have a remaining maturity of at least one (1) year and less than three (3) years.

Past performance does not guarantee future returns. Investors should carefully consider the investment objectives, risks, charges and expenses of the Navigator Funds. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-800-766-2264. The prospectus should be read carefully before investing. The Navigator® Funds are distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Clark Capital Management Group and Northern Lights Distributors LLC are not affiliated entities.

9251-NLD 12/17/2021

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended October 31, 2021 compared to its benchmarks:

Comparison of change in value of $25,000 Investment

		Annualized
	One Year	Five Year	Since Inception*
Navigator Equity Hedged Fund:
Class A	31.38%	10.00%	4.18%
Class A with load of 5.50%	24.13%	8.75%	3.64%
Class C	30.39%	9.17%	3.39%
Class I	31.66%	10.29%	4.44%
MSCI World Index	40.42%	15.45%	10.91%
HFRX Equity Hedge Index	20.94%	5.53%	1.84%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses before fee waivers are 1.90%, 2.65% and 1.65% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited) (Continued)

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange Traded Funds	60.3%	Collateral For Securities Loaned	30.3%
Equity Funds	60.3%	Options Purchased*	0.1%
		Short-Term Investments	9.3%
			100.0%

+	Based on Schedule of Investments Market Value as of October 31, 2021. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

*	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended October 31, 2021 compared to its benchmark:

Comparison of change in value of $25,000 Investment

		Annualized
	One Year	Five Years	Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	9.00%	5.46%	4.94%
Class A with load of 3.75%	4.95%	4.66%	4.41%
Class C	8.25%	4.67%	4.18%
Class I	9.29%	5.73%	5.22%
Bloomberg U.S. Corporate High Yield Bond Index	10.53%	6.40%	5.48%

*	Fund commenced operations on March 27, 2014.

The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses before fee waivers are 1.33%, 2.08% and 1.08% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited) (Continued)

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	42.8%
Exchange Traded Funds	20.7%
Collateral for Securities Loaned	20.4%
Certificate of Deposit	3.9%
Open-End Fund	3.0%
Commercial Paper	1.7%
Municipal Bonds	0.9%
U.S. Government & Agencies	0.2%
Options Purchased *	(0.2)%
Short-Term Investments	6.6%
100.0%

+	Based on Schedule of Investments Market Value as of October 31, 2021. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

*	Options purchased percentage is netted with options written.

Navigator Tactical Investment Grade Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended October 31, 2021 compared to its benchmark:

Comparison of change in value of $25,000 Investment

Since Inception*
Navigator Tactical Investment Grade Bond Fund:
Class I	(1.03)%
Bloomberg U.S. Aggregate Bond Index	(0.89)%

*	Fund commenced operations on August 31, 2021.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 4, 2021 prospectus, the total annual operating expenses before fee waivers are 1.28% for the Fund’s Class I shares. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	98.6%
Exchange-Traded Fund	0.7%
Short-Term Investments	0.7%
100.0%

+	Based on Schedule of Investments Market Value as of October 31, 2021. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Tactical U.S. Allocation Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended October 31, 2021 compared to its benchmark:

Comparison of change in value of $25,000 Investment

Since Inception*
Navigator Tactical U.S. Allocation Fund:
Class I	8.50%
S&P 500 Total Return Index	8.97%

*	Fund commenced operations on June 11, 2021.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 4, 2021 prospectus, the total annual operating expenses before fee waivers are 1.28% for the Fund’s Class I shares. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	81.8%
Municipal Bonds	4.6%
Commercial Paper	3.0%
Short-Term Investments	10.6%
100.0%

+	Based on Schedule of Investments Market Value as of October 31, 2021. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Ultra Short Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended October 31, 2021 compared to its benchmark:

Comparison of change in value of $25,000 Investment

	One Year	Since Inception*
Navigator Ultra Short Bond Fund:
Class A	0.38%	1.92%
Class A with load of 3.75%	(3.35)%	0.44%
Class I	0.63%	1.51%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	0.16%	1.57%

*	Fund commenced operations on March 21, 2019. Start of performance is March 25, 2019.

Bloomberg U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 28, 2021 prospectus, the total annual operating expenses are 0.89% and 0.64% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	90.4%
Municipal Bonds	1.4%
Commercial Paper	7.6%
Short-Term Investments	0.6%
1000%

+	Based on Schedule of Investments Market Value as of October 31, 2021. Please refer to the Fund’s Schedule of Investments in the report for a detailed listing of the Fund’s holdings.

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 86.2%
	EQUITY FUNDS – 86.2%
90,089	First Trust Natural Gas ETF(e)	$1,653,133
19,469	Global X Lithium & Battery Tech ETF(e)	1,789,396
28,456	Invesco BuyBack Achievers ETF(e)	2,681,693
7,931	iShares Expanded Tech-Software Sector ETF(a),(e)	3,482,185
34,392	iShares MSCI USA Momentum Factor ETF(e)	6,557,867
704	iShares MSCI USA Quality Factor ETF	99,891
31,900	iShares U.S. Broker-Dealers & Securities Exchanges ETF(e)	3,633,728
16,039	SPDR S&P Oil & Gas Exploration & Production ETF(e)	1,705,908
46,500	SPDR S&P Regional Banking ETF(e)	3,297,315
29,584	Vanguard Financials ETF(e)	2,948,046
3,886	Vanguard Information Technology ETF	1,687,146
86,991	Xtrackers MSCI EAFE Hedged Equity ETF(e)	3,390,039
	EQUITY FUNDS (Cost $31,482,087)	32,926,347

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,482,087)	32,926,347

	SHORT-TERM INVESTMENTS — 13.3%
	MONEY MARKET FUNDS - 13.3%
571,965	Dreyfus Money Market Fund, Select Class, 0.01%(b)	571,965
4,497,801	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(b)	4,497,801
	TOTAL MONEY MARKET FUNDS (Cost $5,069,766)	5,069,766

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,069,766)	5,069,766

The accompanying notes are an integral part of these financial statements.

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Contracts(c)		Expiration Date	Exercise Price	Notional Value	Value
	INDEX OPTIONS PURCHASED(a) - 0.7%
	PUT OPTIONS PURCHASED - 0.7%
86	S&P 500 Index	11/30/2021	$4,425	$39,606,268	$248,110
	TOTAL PUT OPTIONS PURCHASED (Cost - $455,479)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $455,479)				248,110

	EQUITY OPTIONS PURCHASED(a) - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	11/05/2021	22	2,144,000	50,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $122,142)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $122,142)				50,000

Shares
	COLLATERAL FOR SECURITIES LOANED — 43.2%
16,507,382	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (b),(d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,507,382)				16,507,382

	TOTAL INVESTMENTS – 143.5% (Cost $53,636,856)				$54,801,605
	CALL OPTIONS WRITTEN - (0.3)% (Premiums received - $187,849)				(109,000)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $257,719)				(137,600)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (42.9)%				(16,366,029)
	NET ASSETS - 100.0%				$38,188,976

Contracts(c)
	EQUITY OPTIONS(a) - (0.3)%
	CALL OPTIONS WRITTEN- (0.3)%
1,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	11/05/2021	$21.50	$2,144,000	$109,000
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $187,849)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $187,849)				109,000

	INDEX OPTIONS(a) - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
86	S&P 500 Index	11/30/2021	4,275	39,606,268	137,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $257,719)

	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $257,719)				137,600

The accompanying notes are an integral part of these financial statements.

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

ETN	- Exchange-Traded Note

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of October 31, 2021.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	All or a portion of the security is on loan. Total loaned securities had a value of $16,163,897 at October 31, 2021.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2021

Shares					Value
	EXCHANGE-TRADED FUNDS — 23.5%
	FIXED INCOME - 23.5%
16,779,153	iShares iBoxx $ High Yield Corporate Bond ETF(g)				$1,458,611,770
4,994,488	SPDR Bloomberg High Yield Bond ETF(g)				542,501,287
					2,001,113,057

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,983,722,770)				2,001,113,057

	OPEN-END FUNDS — 3.4%
	FIXED INCOME - 2.7%
8,968,617	Eaton Vance Income Fund of Boston, Institutional Class				50,134,568
5,595,323	JPMorgan High Yield Fund, Class I				40,677,995
5,486,332	Lord Abbett High Yield Fund, Class I				41,696,121
5,003,593	Navigator Tactical Investment Grade Bond Fund, Class I(e)				49,485,536
5,037,244	Navigator Ultra Short Bond Fund, Class I(e)				50,624,298
					232,618,518
	MIXED ALLOCATION U.S. - 0.7%
5,000,000	Navigator Tactical U.S. Allocation Fund, Class I(a),(e)				54,250,000

	TOTAL OPEN-END FUNDS (Cost $276,538,550)				286,868,518

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 48.6%
	ADVERTISING & MARKETING — 0.0%
3,694,000	WPP Finance 2010(b)		3.7500	09/19/24	3,967,256

	AEROSPACE & DEFENSE — 0.6%
23,000,000	Boeing Company		1.1670	02/04/23	23,029,791
2,000,000	Boeing Company		1.4330	02/04/24	2,001,279
4,468,000	Boeing Company		4.5080	05/01/23	4,686,664
19,250,000	Huntington Ingalls Industries, Inc.(b)		0.6700	08/16/23	19,197,853
1,000,000	Northrop Grumman Corporation		3.2500	08/01/23	1,045,553
					49,961,140

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	ASSET MANAGEMENT — 1.4%
22,000,000	Charles Schwab Corporation		0.7500	03/18/24	$21,970,880
1,900,000	Eaton Vance Corporation		3.6250	06/15/23	1,986,731
3,086,000	Golub Capital BDC, Inc.		3.3750	04/15/24	3,197,736
20,738,000	TD Ameritrade Holding Corporation(d)	ICE LIBOR USD 3 Month + 0.430%	0.5560	11/01/21	20,738,000
2,000,000	TD Ameritrade Holding Corporation		2.9500	04/01/22	2,012,392
67,473,000	UBS Group A.G.(b)		2.6500	02/01/22	67,842,857
					117,748,596
	AUTOMOTIVE — 4.1%
30,000,000	American Honda Finance Corporation(d)	ICE LIBOR USD 3 Month + 0.120%	0.2500	01/21/22	30,017,718
10,000,000	American Honda Finance Corporation		0.3500	04/20/23	9,961,998
4,000,000	American Honda Finance Corporation		0.8750	07/07/23	4,022,892
57,785,000	Daimler Finance North America, LLC(b),(d)	ICE LIBOR USD 3 Month + 0.900%	1.0250	02/15/22	57,923,896
2,900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	3,085,629
12,476,000	Ford Motor Credit Company, LLC(d)	ICE LIBOR USD 3 Month + 3.140%	3.2640	01/07/22	12,507,557
2,542,000	General Motors Company		5.4000	10/02/23	2,751,953
3,400,000	General Motors Financial Company, Inc.		3.5500	07/08/22	3,470,198
9,161,000	General Motors Financial Company, Inc.(d)	US0003M + 1.100%	1.2220	11/06/21	9,162,441
40,347,000	General Motors Financial Company, Inc.		4.2000	11/06/21	40,363,303
12,610,000	General Motors Financial Company, Inc.(d)	US0003M + 1.310%	1.4420	06/30/22	12,695,795
1,973,000	General Motors Financial Company, Inc.		1.7000	08/18/23	2,000,949
500,000	General Motors Financial Company, Inc.		1.2000	10/15/24	498,035
18,800,000	Harley-Davidson Financial Services, Inc.(b)		4.0500	02/04/22	18,968,304
5,625,000	Hyundai Capital America(b)		3.2500	09/20/22	5,752,487
15,000,000	Hyundai Capital America(b)		0.8750	06/14/24	14,838,028
619,000	Toyota Motor Corporation		2.1570	07/02/22	626,032
2,000,000	Toyota Motor Corporation		0.6810	03/25/24	1,991,561
29,828,000	Toyota Motor Credit Corporation(d)	ICE LIBOR USD 3 Month + 0.150%	0.2750	02/14/22	29,835,761
550,000	Toyota Motor Credit Corporation		0.4500	07/22/22	550,451
5,555,000	Toyota Motor Credit Corporation Series B		2.9000	03/30/23	5,748,341
2,000,000	Toyota Motor Credit Corporation		0.5000	08/14/23	1,999,675
700,000	Toyota Motor Credit Corporation		0.4500	01/11/24	694,897
5,000,000	Toyota Motor Credit Corporation		0.5000	06/18/24	4,946,500

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	AUTOMOTIVE — 4.1% (Continued)
72,018,000	Volkswagen Group of America Finance, LLC(b)		4.0000	11/12/21	$72,091,651
					346,506,052

	BANKING — 10.2%
3,150,000	Australia & New Zealand Banking Group Ltd.		2.6250	05/19/22	3,190,404
39,200,000	Bank of America Corporation(d)	US0003M + 1.160%	3.1240	01/20/23	39,430,111
35,000,000	Bank of America Corporation(d)	US0003M + 1.021%	2.8810	04/24/23	35,381,273
4,000,000	Bank of America Corporation(d)	US0003M + 0.790%	3.0040	12/20/23	4,106,238
2,670,000	Bank of America Corporation(d)	US0003M + 0.970%	3.4580	03/15/25	2,815,061
5,000,000	Bank of America Corporation(d)	SOFRRATE + 0.690%	0.9760	04/22/25	4,979,274
2,000,000	Bank of Montreal Series D		2.9000	03/26/22	2,020,537
2,800,000	Bank of Nova Scotia		2.0000	11/15/22	2,847,093
1,041,000	Bank of Nova Scotia		1.9500	02/01/23	1,059,715
6,819,000	Bank of Nova Scotia		1.6250	05/01/23	6,930,536
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,971,149
1,027,000	Barclays Bank plc		1.7000	05/12/22	1,033,486
5,938,000	Barclays plc(d)	US0003M + 1.625%	1.7460	01/10/23	5,953,578
34,215,000	Barclays plc		3.6840	01/10/23	34,418,930
15,350,000	Barclays plc(d)	US0003M + 1.430%	1.5550	02/15/23	15,403,088
11,350,000	Barclays plc(d)	US0003M + 1.400%	4.6100	02/15/23	11,481,389
2,000,000	Barclays plc(d)	US0003M + 1.356%	4.3380	05/16/24	2,105,624
45,019,000	BBVA USA		2.8750	06/29/22	45,692,369
15,000,000	Canadian Imperial Bank of Commerce		0.4500	06/22/23	14,952,667
25,100,000	Citigroup, Inc.(d)	ICE LIBOR USD 3 Month + 0.960%	1.0840	04/25/22	25,178,656
1,750,000	Citigroup, Inc.(d)	US0003M + 0.950%	2.8760	07/24/23	1,778,743
7,106,000	Citigroup, Inc.(d)	SOFRRATE + 0.686%	0.7760	10/30/24	7,093,312
3,630,000	Citigroup, Inc.(d)	SOFRRATE + 0.669%	0.9810	05/01/25	3,614,728
17,340,000	Citizens Bank NA(d)	ICE LIBOR USD 3 Month + 0.720%	0.8450	02/14/22	17,357,769
30,562,000	Citizens Bank NA		3.2500	02/14/22	30,744,238
35,102,000	Citizens Bank NA		2.6500	05/26/22	35,495,930
2,000,000	Cooperatieve Rabobank UA		2.7500	01/10/23	2,053,837
4,700,000	Cooperatieve Rabobank UA		4.6250	12/01/23	5,052,220
2,000,000	Cooperatieve Rabobank UA		0.3750	01/12/24	1,980,522

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	BANKING — 10.2% (Continued)
45,000,000	Credit Suisse A.G.		2.1000	11/12/21	$45,022,144
35,000,000	Credit Suisse A.G.(d)	SOFRRATE + 0.450%	0.4990	02/04/22	35,031,292
600,000	Credit Suisse A.G.		0.4950	02/02/24	595,213
600,000	Credit Suisse Group Funding Guernsey Ltd.		3.8000	09/15/22	617,203
2,580,000	Deutsche Bank A.G.(d)	US0003M + 1.190%	1.3150	11/16/22	2,599,401
2,200,000	Deutsche Bank A.G.		0.8980	05/28/24	2,183,402
2,000,000	HSBC Holdings plc(d)	US0003M + 1.055%	3.2620	03/13/23	2,019,938
800,000	HSBC Holdings plc		4.2500	03/14/24	852,103
500,000	Huntington National Bank		3.1250	04/01/22	504,715
5,000,000	Huntington National Bank		3.5500	10/06/23	5,262,508
29,955,000	JPMorgan Chase & Company(d)	US0003M + 0.695%	3.2070	04/01/23	30,286,884
2,000,000	JPMorgan Chase & Company(d)	US0003M + 0.935%	2.7760	04/25/23	2,021,924
1,400,000	JPMorgan Chase & Company		3.3750	05/01/23	1,456,505
8,518,000	JPMorgan Chase & Company(d)	US0003M + 1.230%	1.3540	10/24/23	8,619,951
3,700,000	JPMorgan Chase & Company(d)	SOFRRATE + 0.580%	0.6970	03/16/24	3,702,318
9,450,000	JPMorgan Chase & Company(d)	SOFRRATE + 1.455%	1.5140	06/01/24	9,571,844
1,420,000	JPMorgan Chase & Company(d)	US0003M + 0.890%	3.7970	07/23/24	1,492,985
1,100,000	JPMorgan Chase & Company(d)	SOFRRATE + 0.600%	0.6530	09/16/24	1,097,725
2,000,000	JPMorgan Chase & Company(d)	SOFRRATE + 0.420%	0.5630	02/16/25	1,979,930
1,880,000	JPMorgan Chase & Company(d)	US0003M + 1.155%	3.2200	03/01/25	1,971,233
1,300,000	JPMorgan Chase & Company(d)	SOFRRATE + 0.540%	0.8240	06/01/25	1,290,164
2,511,000	KeyBank NA(d)	SOFRRATE + 0.320%	0.4330	06/14/24	2,500,958
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,657,655
7,000,000	Mitsubishi UFJ Financial Group, Inc.		2.6650	07/25/22	7,115,304
1,138,000	Mitsubishi UFJ Financial Group, Inc.		3.4550	03/02/23	1,181,040
6,600,000	Mitsubishi UFJ Financial Group, Inc.		3.4070	03/07/24	6,964,731
3,000,000	Mitsubishi UFJ Financial Group, Inc.(d)	H15T1Y + 0.680%	0.8480	09/15/24	3,002,135
900,000	Mizuho Financial Group, Inc.(d)	US0003M + 0.840%	2.7210	07/16/23	913,273

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	BANKING — 10.2% (Continued)
2,000,000	Mizuho Financial Group, Inc.(d)	US0003M + 0.610%	0.8490	09/08/24	$2,000,239
25,000,000	MUFG Union Bank NA		3.1500	04/01/22	25,239,453
18,000,000	National Australia Bank Ltd.(b),(d)	US0003M + 0.890%	1.0110	01/10/22	18,031,391
30,000,000	Natwest Group plc(d)	US0003M + 1.470%	1.5950	05/15/23	30,205,130
25,000,000	Natwest Group plc(d)	US0003M + 1.480%	3.4980	05/15/23	25,371,726
7,160,000	Natwest Group plc		3.8750	09/12/23	7,550,414
600,000	Natwest Group plc		6.0000	12/19/23	660,666
1,684,000	PNC Bank NA		2.9500	01/30/23	1,731,117
2,000,000	PNC Financial Services Group, Inc.		3.5000	01/23/24	2,112,397
3,705,000	Royal Bank of Canada		0.5000	10/26/23	3,691,782
2,000,000	Royal Bank of Canada		0.4250	01/19/24	1,983,219
1,583,000	Royal Bank of Canada		0.6500	07/29/24	1,570,335
4,880,000	Santander UK Group Holdings plc		3.5710	01/10/23	4,908,631
5,750,000	Skandinaviska Enskilda Banken A.B.(b),(d)	US0003M + 0.645%	0.7590	12/12/22	5,790,255
43,585,000	Societe Generale S.A.		3.2500	01/12/22	43,835,733
600,000	Sumitomo Mitsui Financial Group, Inc.		2.7840	07/12/22	610,110
1,442,000	Sumitomo Mitsui Financial Group, Inc.		2.7780	10/18/22	1,474,795
600,000	Sumitomo Mitsui Financial Group, Inc.		3.7480	07/19/23	631,749
5,000,000	Sumitomo Mitsui Financial Group, Inc.		3.9360	10/16/23	5,315,953
2,000,000	Sumitomo Mitsui Financial Group, Inc.		0.5080	01/12/24	1,983,705
11,738,000	Synchrony Bank		3.0000	06/15/22	11,889,761
2,000,000	Toronto-Dominion Bank		0.2500	01/06/23	1,996,153
500,000	Toronto-Dominion Bank		3.5000	07/19/23	525,677
1,780,000	Truist Bank		2.8000	05/17/22	1,800,121
1,743,000	Truist Bank(d)	US0003M + 0.735%	3.6890	08/02/24	1,835,907
4,000,000	Truist Financial Corporation		3.0500	06/20/22	4,059,688
1,000,000	US Bancorp		3.0000	03/15/22	1,008,018
2,000,000	US Bancorp		3.3750	02/05/24	2,111,411
75,000,000	US Bank NA(d),(j)	ICE LIBOR USD 3 Month + 0.180%	0.3090	01/21/22	75,018,412
2,285,000	Wells Fargo & Company(d)	SOFRRATE + 1.600%	1.6540	06/02/24	2,319,085
5,000,000	Wells Fargo & Company		3.4500	02/13/23	5,174,912
2,000,000	Wells Fargo & Company		3.7500	01/24/24	2,123,205

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	BANKING — 10.2% (Continued)
2,000,000	Westpac Banking Corporation		2.7500	01/11/23	$2,056,146
19,686,000	Zions Bancorp NA		3.3500	03/04/22	19,823,024
					870,077,275

	BEVERAGES — 0.6%
18,827,000	Heineken N.V.(b)
5,233,000	Keurig Dr Pepper, Inc.		0.7500	03/15/24	5,214,553
21,800,000	Molson Coors Beverage Company		3.5000	05/01/22	22,131,395
2,000,000	PepsiCo, Inc.		0.4000	10/07/23	1,994,518
					48,401,526

	BIOTECH & PHARMA — 2.4%
30,411,000	AbbVie, Inc.(d)	ICE LIBOR USD 3 Month + 0.460%	0.5870	11/19/21	30,415,052
57,399,000	AbbVie, Inc.		2.1500	11/19/21	57,448,924
2,000,000	AbbVie, Inc.		3.4500	03/15/22	2,012,421
4,171,000	AbbVie, Inc.		3.2500	10/01/22	4,244,485
31,450,000	AbbVie, Inc.(d)	US0003M + 0.650%	0.7810	11/21/22	31,659,308
818,000	AbbVie, Inc.		2.3000	11/21/22	832,418
2,600,000	AbbVie, Inc.		3.7500	11/14/23	2,748,615
2,300,000	AbbVie, Inc.		3.8500	06/15/24	2,452,708
500,000	Amgen, Inc.		3.6250	05/15/22	503,853
60,000,000	AstraZeneca plc		0.3000	05/26/23	59,830,106
4,000,000	Bristol-Myers Squibb Company		0.5370	11/13/23	3,998,310
1,480,000	GlaxoSmithKline Capital plc		2.8750	06/01/22	1,498,201
2,000,000	GlaxoSmithKline Capital plc		0.5340	10/01/23	1,997,730
2,000,000	Jazz Securities DAC(b)
615,000	Merck & Company, Inc.		2.8000	05/18/23	636,885
1,470,000	Royalty Pharma plc		0.7500	09/02/23	1,467,710
500,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	535,431
					204,339,657
	BROKERAGE ASSET MANAGERS EXCHANGES — 0.0%(c)
1,029,000	Blackstone Private Credit Fund(b)		1.7500	09/15/24	1,019,731

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	CABLE & SATELLITE — 0.1%
6,300,000	Altice Financing S.A.(b)		5.7500	08/15/29	$6,205,500
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	1,239,000
1,385,000	Charter Communications Operating, LLC / Charter		4.4640	07/23/22	1,413,391
1,233,000	Comcast Corp.		3.7000	04/15/24	1,315,138
					10,173,029
	CHEMICALS — 0.5%
3,013,000	DuPont de Nemours, Inc.		4.2050	11/15/23	3,213,692
37,674,000	Eastman Chemical Company		3.5000	12/01/21	37,766,016
4,545,000	LYB International Finance BV		4.0000	07/15/23	4,792,709
					45,772,417
	CONSTRUCTION MATERIALS — 0.3%
18,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	18,440,827
10,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	10,003,005
					28,443,832
	DIVERSIFIED INDUSTRIALS — 0.1%
4,452,000	General Electric Company		3.3750	03/11/24	4,700,594
3,082,000	Honeywell International, Inc.		0.4830	08/19/22	3,082,403
					7,782,997
	E-COMMERCE DISCRETIONARY — 0.8%
26,490,000	Amazon.com, Inc.		0.2500	05/12/23	26,453,414
2,343,000	Amazon.com, Inc.		0.4500	05/12/24	2,326,395
38,105,000	eBay, Inc.(d)	US0003M + 0.870%	0.9990	01/30/23	38,460,905
					67,240,714
	ELECTRIC UTILITIES — 2.0%
24,150,000	Dominion Energy, Inc.(d)	US0003M + 0.530%	0.6460	09/15/23	24,167,517
3,835,000	Emera US Finance, L.P.(b)		0.8330	06/15/24	3,789,758
2,424,000	Entergy Corporation		4.0000	07/15/22	2,467,101
1,473,000	Exelon Generation Company, LLC		3.4000	03/15/22	1,485,648
20,240,000	NextEra Energy Capital Holdings, Inc.(d)	US0003M + 0.720%	0.8490	02/25/22	20,278,568
5,000,000	NextEra Energy Capital Holdings, Inc.		1.9500	09/01/22	5,064,084
49,000,000	NextEra Energy Capital Holdings, Inc.(d)	US0003M + 0.270%	0.4010	02/22/23	49,016,003
2,000,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	2,003,066
700,000	Pacific Gas and Electric Company		1.7500	06/16/22	698,440
2,800,000	Pacific Gas and Electric Company		1.3670	03/10/23	2,791,962

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	ELECTRIC UTILITIES — 2.0% (Continued)
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	$4,367,049
1,500,000	Public Service Company of Colorado		2.2500	09/15/22	1,510,860
14,892,000	Public Service Enterprise Group, Inc.		2.0000	11/15/21	14,896,838
36,245,000	Southern California Edison Company(d)	ICE LIBOR USD 3 Month + 0.270%	0.3890	12/03/21	36,250,643
2,000,000	Southern Company		0.6000	02/26/24	1,983,594
					170,771,131

	ELECTRICAL EQUIPMENT — 0.4%
25,000,000	Siemens Financieringsmaatschappij N.V.(b)		0.4000	03/11/23	25,002,594
10,000,000	Siemens Financieringsmaatschappij N.V.(b)		0.6500	03/11/24	9,959,505
					34,962,099

	ENTERTAINMENT CONTENT — 0.2%
1,000,000	Discovery Communications, LLC		2.9500	03/20/23	1,029,879
5,040,000	TWDC Enterprises 18 Corporation(d)	ICE LIBOR USD 3 Month + 0.390%	0.5060	03/04/22	5,047,365
11,001,000	TWDC Enterprises 18 Corporation Series D		2.4500	03/04/22	11,082,874
					17,160,118
	FOOD — 2.0%
5,700,000	Conagra Brands, Inc.		3.2500	09/15/22	5,835,054
14,250,000	Conagra Brands, Inc.		0.5000	08/11/23	14,194,517
710,000	Hormel Foods Corporation		0.6500	06/03/24	707,837
8,860,000	Kraft Heinz Foods Company B		3.5000	06/06/22	8,982,450
54,335,000	McCormick & Co, Inc.		2.7000	08/15/22	55,154,432
84,923,000	Mondelez International, Inc.		0.6250	07/01/22	85,075,536
					169,949,826
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%
2,420,000	Georgia-Pacific, LLC		8.0000	01/15/24	2,794,721

	GAS & WATER UTILITIES — 0.1%
2,700,000	Atmos Energy Corporation		0.6250	03/09/23	2,699,773
3,325,000	ONE Gas, Inc.		0.8500	03/11/23	3,325,924
					6,025,697
	HEALTH CARE FACILITIES & SERVICES — 1.4%
30,000,000	AmerisourceBergen Corporation		0.7370	03/15/23	30,019,967
1,700,000	Anthem, Inc.		0.4500	03/15/23	1,697,457

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.4% (Continued)
21,178,000	Cardinal Health, Inc.(d)	US0003M + 0.770%	0.8860	06/15/22	$21,269,310
9,340,000	Cigna Corporation (d)	ICE LIBOR USD 3 Month + 0.890%	1.0140	07/15/23	9,442,393
2,500,000	Cigna Corporation		3.7500	07/15/23	2,625,922
2,000,000	Cigna Corporation		0.6130	03/15/24	1,987,648
2,000,000	CVS Health Corp.		3.7000	03/09/23	2,077,919
12,942,000	Humana, Inc.		3.1500	12/01/22	13,223,426
20,000,000	Humana, Inc.		0.6500	08/03/23	19,989,055
6,055,000	Laboratory Corp of America Holdings		3.2500	09/01/24	6,402,252
2,000,000	UnitedHealth Group, Inc.		2.8750	03/15/22	2,006,357
4,830,000	UnitedHealth Group, Inc.		3.3500	07/15/22	4,933,345
					115,675,051
	HOME CONSTRUCTION — 0.2%
14,000,000	Toll Brothers Finance Corporation		5.8750	02/15/22	14,056,630

	INDUSTRIAL INTERMEDIATE PROD — 0.0%
900,000	Roller Bearing Company of America, Inc.(b)		4.3750	10/15/29	918,000

	INDUSTRIAL SUPPORT SERVICES — 0.2%
20,000,000	Triton Container International Ltd.(b)		0.8000	08/01/23	19,930,199

	INSTITUTIONAL FINANCIAL SERVICES — 3.7%
2,000,000	Bank of New York Mellon Corporation		2.9500	01/29/23	2,057,710
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,349,831
2,000,000	Bank of New York Mellon Corporation		1.6000	04/24/25	2,029,913
14,000,000	Coinbase Global, Inc.(b)		3.3750	10/01/28	13,527,500
14,000,000	Coinbase Global, Inc.(b)		3.6250	10/01/31	13,352,500
2,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	2,094,911
3,283,000	Goldman Sachs Group, Inc.		3.6250	01/22/23	3,404,330
52,000,000	Goldman Sachs Group, Inc. Series D		0.4810	01/27/23	51,878,059
14,900,000	Goldman Sachs Group, Inc.		0.5230	03/08/23	14,878,705
14,000,000	Goldman Sachs Group, Inc.(d)	US0003M + 1.053%	2.9080	06/05/23	14,185,666
21,775,000	Goldman Sachs Group, Inc.(d)	US0003M + 0.990%	2.9050	07/24/23	22,125,138
2,322,000	Goldman Sachs Group, Inc.		4.0000	03/03/24	2,479,593

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 3.7% (Continued)
7,000,000	Goldman Sachs Group, Inc.(d)	SOFRRATE + 0.572%	0.6730	03/08/24	$6,984,842
13,450,000	Intercontinental Exchange, Inc.		2.3500	09/15/22	13,654,574
48,662,000	Morgan Stanley		2.6250	11/17/21	48,710,673
9,878,000	Morgan Stanley		2.7500	05/19/22	10,007,849
35,000,000	Morgan Stanley(d),(j)	SOFRRATE + 0.700%	0.7470	01/20/23	35,068,451
2,025,000	Morgan Stanley		3.1250	01/23/23	2,088,779
4,730,000	Morgan Stanley		3.7500	02/25/23	4,923,719
4,000,000	Morgan Stanley MTN(d)	SOFRRATE + 0.455%	0.5290	01/25/24	3,993,124
1,785,000	Morgan Stanley(d)	SOFRRATE + 0.616%	0.7310	04/05/24	1,783,658
720,000	Morgan Stanley		3.8750	04/29/24	769,013
4,040,000	Morgan Stanley(d)	SOFRRATE + 0.509%	0.7910	01/22/25	4,017,890
3,219,000	Morgan Stanley(d)	SOFRRATE + 0.560%	1.1640	10/21/25	3,204,691
32,075,000	Nasdaq, Inc.		0.4450	12/21/22	32,045,134
					316,616,253

	INSURANCE — 3.4%
38,000,000	AIG Global Funding(b)
700,000	Allstate Corporation		3.1500	06/15/23	730,230
2,000,000	American International Group, Inc.		4.1250	02/15/24	2,142,329
500,000	Aon plc		4.0000	11/27/23	528,923
17,000,000	Brighthouse Financial Global Funding(b)		0.6000	06/28/23	16,966,152
20,000,000	Equitable Financial Life Global Funding(b)		0.5000	04/06/23	19,982,242
25,000,000	MassMutual Global Funding II(b),(d),(j)	ICE LIBOR USD 3 Month + 0.150%	0.2740	01/07/22	25,006,676
33,609,000	Met Tower Global Funding(b)		0.5500	07/13/22	33,689,652
25,000,000	Met Tower Global Funding(b),(d)	SOFRRATE + 0.550%	0.5950	01/17/23	25,121,159
14,500,000	Metropolitan Life Global Funding I(b),(d),(j)	SOFRRATE + 0.570%	0.6170	01/13/23	14,562,982

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	INSURANCE — 3.4% (Continued)
50,000,000	New York Life Global Funding(b)		0.6000	08/27/24	$49,514,151
62,000,000	Northwestern Mutual Global Funding(b)		0.6000	03/25/24	61,602,589
1,850,000	W R Berkley Corporation		4.6250	03/15/22	1,879,358
					289,521,506

	INTERNET MEDIA & SERVICES — 0.1%
9,328,000	Netflix, Inc.		5.5000	02/15/22	9,467,920

	LEISURE FACILITIES & SERVICES — 0.4%
18,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	18,018,780
18,993,000	McDonald’s Corp.		2.6250	01/15/22	19,086,689
					37,105,469

	MACHINERY — 0.7%
10,000,000	Caterpillar Financial Services Corporation(d)	ICE LIBOR USD 3 Month + 0.200%	0.3230	11/12/21	10,000,681
20,000,000	Caterpillar Financial Services Corporation(d)	ICE LIBOR USD 3 Month + 0.220%	0.3470	01/06/22	20,009,716
4,360,000	Caterpillar Financial Services Corporation		0.2500	03/01/23	4,351,473
2,028,000	Caterpillar Financial Services Corporation		0.4500	05/17/24	2,010,657
700,000	CNH Industrial Capital, LLC		4.3750	04/05/22	710,668
15,923,000	Eaton Corporation		2.7500	11/02/22	16,279,725
800,000	John Deere Capital Corporation		1.2000	04/06/23	809,383
2,000,000	John Deere Capital Corporation		0.7000	07/05/23	2,007,242
2,364,000	John Deere Capital Corporation		0.4000	10/10/23	2,360,076
					58,539,621
	MEDICAL EQUIPMENT & DEVICES — 1.3%
32,000,000	Illumina, Inc.		0.5500	03/23/23	31,918,266
40,500,000	PerkinElmer, Inc.		0.5500	09/15/23	40,393,979
33,250,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	33,261,611
3,659,000	Thermo Fisher Scientific, Inc.		1.2150	10/18/24	3,663,801
					109,237,657
	OIL & GAS PRODUCERS — 1.3%
2,000,000	BP Capital Markets America, Inc.		2.9370	04/06/23	2,065,127
2,270,000	BP Capital Markets America, Inc.		3.7900	02/06/24	2,413,256
2,000,000	Chevron Corporation		2.4110	03/03/22	2,007,477

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	OIL & GAS PRODUCERS — 1.3% (Continued)
20,835,000	Chevron USA, Inc.(d)	ICE LIBOR USD 3 Month + 0.110%	0.2330	08/12/22	$20,853,178
600,000	Chevron USA, Inc.		0.3330	08/12/22	599,976
18,000,000	El Paso Natural Gas Company, LLC		8.6250	01/15/22	18,300,535
13,000,000	Enbridge, Inc.(d)	US0003M + 0.500%	0.6240	02/18/22	13,017,163
2,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	2,074,064
2,000,000	Enterprise Products Operating, LLC		3.5000	02/01/22	2,015,637
13,015,000	Exxon Mobil Corp.		1.5710	04/15/23	13,216,947
609,000	Exxon Mobil Corporation		3.1760	03/15/24	639,496
1,625,000	Kinder Morgan Energy Partners, L.P.		3.9500	09/01/22	1,658,074
16,930,000	Pioneer Natural Resources Company		0.5500	05/15/23	16,890,035
2,000,000	Shell International Finance BV		0.3750	09/15/23	1,996,951
3,764,000	TransCanada PipeLines Ltd.		2.5000	08/01/22	3,820,749
4,092,000	TransCanada PipeLines Ltd.		1.0000	10/12/24	4,076,462
2,000,000	Valero Energy Corporation		2.7000	04/15/23	2,057,690
4,159,000	Williams Companies, Inc.		3.6000	03/15/22	4,184,876
					111,887,693
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
10,393,000	American Tower Corporation		2.2500	01/15/22	10,431,397
500,000	Federal Realty Investment Trust		3.9500	01/15/24	529,089
14,325,000	Office Properties Income Trust		4.0000	07/15/22	14,592,739
					25,553,225
	REAL ESTATE SERVICES — 0.4%
34,330,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	35,314,176

	RETAIL - CONSUMER STAPLES — 1.1%
33,142,000	7-Eleven, Inc.(b),(d)	ICE LIBOR USD 3 Month + 0.450%	0.5780	08/10/22	33,149,072
19,000,000	7-Eleven, Inc.(b)		0.6250	02/10/23	18,974,226
32,488,000	Kroger Company		2.9500	11/01/21	32,488,000
2,000,000	Walmart, Inc.		3.4000	06/26/23	2,091,587
3,662,000	Walmart, Inc.		3.3000	04/22/24	3,873,046
					90,575,931
	SEMICONDUCTORS — 0.7%
3,300,000	Marvell Technology, Inc.(b)		4.2000	06/22/23	3,466,786

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	SEMICONDUCTORS — 0.7% (Continued)
4,695,000	Microchip Technology, Inc.		4.3330	06/01/23	$4,934,451
7,000,000	Microchip Technology, Inc.(b)		0.9720	02/15/24	6,964,263
25,000,000	NVIDIA Corporation		0.3090	06/15/23	24,938,876
2,292,000	QUALCOMM, Inc.		3.0000	05/20/22	2,325,903
20,345,000	Skyworks Solutions, Inc.		0.9000	06/01/23	20,351,416
					62,981,695

	SOFTWARE — 2.9%
1,500,000	Microsoft Corporation		2.4000	02/06/22	1,506,035
2,000,000	Microsoft Corporation		2.8750	02/06/24	2,093,119
86,334,000	Oracle Corporation		2.5000	05/15/22	87,032,052
50,000,000	Oracle Corporation		2.5000	10/15/22	50,926,093
5,280,000	Roper Technologies, Inc.		0.4500	08/15/22	5,281,073
77,378,000	VMware, Inc.		2.9500	08/21/22	78,688,662
19,758,000	VMware, Inc.		0.6000	08/15/23	19,726,465
					245,253,499

	SPECIALTY FINANCE — 1.9%
1,300,000	AerCap Ireland Capital DAC / AerCap Global		4.6250	07/01/22	1,334,025
4,000,000	AerCap Ireland Capital DAC / AerCap Global		4.5000	09/15/23	4,240,642
35,000,000	AerCap Ireland Capital DAC / AerCap Global		1.1500	10/29/23	35,014,310
500,000	Air Lease Corporation		3.5000	01/15/22	502,997
28,993,000	Air Lease Corporation(d)	US0003M + 0.350%	0.4660	12/15/22	29,004,695
4,207,000	Air Lease Corporation MTN		0.7000	02/15/24	4,159,907
7,870,000	American Express Company		2.7500	05/20/22	7,958,640
32,501,000	American Express Company		2.5000	08/01/22	32,962,403
2,000,000	American Express Company		3.4000	02/27/23	2,070,874
600,000	Capital One Financial Corp.		3.2000	01/30/23	618,492
28,229,000	Capital One Financial Corporation(d)	ICE LIBOR USD 3 Month + 0.950%	1.0660	03/09/22	28,293,356
2,000,000	Capital One Financial Corporation		3.5000	06/15/23	2,088,595
6,400,000	GATX Corporation(d)	US0003M + 0.720%	0.8410	11/05/21	6,400,320
4,500,000	OneMain Finance Corporation		3.8750	09/15/28	4,393,125
					159,042,381
	TECHNOLOGY HARDWARE — 0.6%
1,685,000	Apple, Inc.		1.7000	09/11/22	1,706,670

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 48.6% (Continued)
	TECHNOLOGY HARDWARE — 0.6% (Continued)
6,270,000	Apple, Inc.		2.4000	05/03/23	$6,449,063
1,085,000	Arrow Electronics, Inc.		3.5000	04/01/22	1,093,169
38,837,000	Dell International, LLC / EMC Corporation(b)		7.1250	06/15/24	39,532,182
					48,781,084

	TECHNOLOGY SERVICES — 0.4%
800,000	CA Magnum Holdings(b)		5.3750	10/31/26	821,430
1,174,000	Fiserv, Inc.		3.5000	10/01/22	1,197,286
600,000	Fiserv, Inc.		3.8000	10/01/23	633,263
3,700,000	International Business Machines Corporation		2.8500	05/13/22	3,751,551
2,700,000	MPH Acquisition Holdings, LLC (b)		5.5000	09/01/28	2,684,563
26,620,000	PayPal Holdings, Inc.		2.2000	09/26/22	27,060,542
					36,148,635

	TELECOMMUNICATIONS — 0.9%
4,110,000	AT&T, Inc. B		0.9000	03/25/24	4,110,719
24,826,000	Rogers Communications, Inc.(d)	US0003M + 0.600%	0.7250	03/22/22	24,879,563
48,707,000	Verizon Communications, Inc.(d)	ICE LIBOR USD 3 Month + 1.000%	1.1180	03/16/22	48,880,786
					77,871,068
	TOBACCO & CANNABIS — 0.6%
39,857,000	Altria Group, Inc.		2.8500	08/09/22	40,594,402
500,000	Altria Group, Inc.		4.0000	01/31/24	533,113
4,648,000	BAT Capital Corporation		3.2220	08/15/24	4,888,571
900,000	Philip Morris International, Inc.		1.1250	05/01/23	908,522
					46,924,608
	TRANSPORTATION & LOGISTICS — 0.3%
14,000,000	American Airlines Group, Inc.(b)		5.0000	06/01/22	14,052,500
750,000	Delta Air Lines, Inc.		3.6250	03/15/22	755,742
843,000	Ryder System, Inc.		2.8000	03/01/22	848,188
6,500,000	Ryder System, Inc.		3.8750	12/01/23	6,896,537
544,000	Union Pacific Corporation		4.1630	07/15/22	553,437
969,000	United Parcel Service, Inc.		2.4500	10/01/22	987,997
					24,094,401

	TOTAL CORPORATE BONDS (Cost $4,143,583,558)				4,138,594,516

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	MUNICIPAL BONDS — 1.1%
	APPROPRIATION — 0.4%
9,000,000	Alabama Federal Aid Highway Finance Authority	0.2290	09/01/22	$9,000,228
21,000,000	Alabama Federal Aid Highway Finance Authority	2.6500	09/01/37	21,178,162
				30,178,390
	COMBINED UTILITIES — 0.3%
27,500,000	Long Island Power Authority	0.3590	03/01/23	27,391,999

	SCHOOL DISTRICT — 0.1%
11,425,000	Los Angeles Community College District/CA	0.3260	08/01/22	11,443,342

	STATE — 0.2%
2,500,000	State of Hawaii	0.2470	02/01/22	2,500,176
7,500,000	State of Hawaii	0.2470	08/01/22	7,500,335
5,865,000	State of Hawaii	0.2470	10/01/22	5,865,203
				15,865,714
	TAX BACKED DISTRICT — 0.0%
1,250,000	San Francisco Community College District	3.0000	06/15/22	1,271,226

	TOBACCO — 0.1%
2,750,000	Golden State Tobacco Securitization Corporation	0.5020	06/01/22	2,752,898
3,000,000	Golden State Tobacco Securitization Corporation	2.7460	06/01/34	3,026,103
				5,779,001

	TOTAL MUNICIPAL BONDS (Cost $91,846,112)			91,929,672

	U.S. GOVERNMENT & AGENCIES — 0.2%
	U.S. TREASURY NOTES — 0.2%
20,000,000	United States Treasury Note	0.2500	08/31/25	19,436,719

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,980,117)			19,436,719

	CERTIFICATE OF DEPOSIT — 1.9%
	BANKING - 1.9%
20,000,000	Canadian Imperial Bank of Commerce	0.1590	01/24/22	20,003,000

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	CERTIFICATE OF DEPOSIT — 1.9% (Continued)
	BANKING - 1.9% (Continued)
50,000,000	Royal Bank of Canada	0.2050	12/07/21	$50,007,750
50,000,000	Royal Bank of Canada/New York NY	0.2060	12/10/21	50,008,253
10,000,000	Toronto-Dominion Bank	0.2490	02/16/22	10,004,737
10,000,000	Toronto-Dominion Bank	0.1430	12/09/21	10,001,500
25,000,000	Toronto-Dominion Bank	0.2090	12/03/21	25,003,197
				165,028,437

	TOTAL CERTIFICATE OF DEPOSIT (Cost $165,000,000)			165,028,437

	COMMERCIAL PAPER — 4.5%
	COMMERCIAL PAPER - 4.5%
30,000,000	American Honda	0.0000	11/08/21	29,999,125
49,000,000	AT&T, Inc.	0.0000	12/14/21	48,989,920
28,700,000	FMC Corporation	0.0000	11/01/21	28,700,000
85,000,000	FMC Corporation	0.0000	11/05/21	84,997,167
22,500,000	Hilltop Securities, Inc.	0.0000	11/03/21	22,499,350
24,000,000	Hilltop Securities, Inc.	0.0000	12/15/21	23,975,808
20,000,000	Hilltop Securities, Inc.	0.0000	12/01/21	19,979,667
25,000,000	Jabil, Inc.	0.0000	11/01/21	25,000,000
25,000,000	Jabil, Inc.	0.0000	11/08/21	24,998,055
25,000,000	Jabil, Inc.	0.0000	11/17/21	24,995,555
25,000,000	Jabil, Inc.	0.0000	11/15/21	24,996,111
19,000,000	Jabil, Inc.	0.0000	11/22/21	18,995,567
	TOTAL COMMERCIAL PAPER (Cost $378,095,826)			378,126,325

Shares
	SHORT-TERM INVESTMENTS — 7.5%
	MONEY MARKET FUNDS - 7.5%
44,568,815	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(f)			44,568,815
519,665,167	JPMorgan Prime Money Market Fund, Capital Class, 0.07%(f)			519,873,033

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Shares					Value
	SHORT-TERM INVESTMENTS — 7.5% (Continued)
	MONEY MARKET FUNDS - 7.5% (Continued)
74,800,548	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 0.06%(f)				$74,808,028
	TOTAL MONEY MARKET FUNDS (Cost $639,301,843)				639,249,876

	TOTAL SHORT-TERM INVESTMENTS (Cost $639,301,843)				639,249,876

Contracts(i)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED(a) - 0.0%
	CALL OPTIONS PURCHASED - 0.0%
28,000	iShares iBoxx High Yield Corporate Bond ETF	11/19/2021	$95	$243,404,000	28,000

	TOTAL CALL OPTIONS PURCHASED (Cost - $36,876)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $36,876)				28,000

	FUTURE OPTIONS PURCHASED(a) - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
500	S&P500 E-Mini Option Index	12/17/2021	$4,000	$229,850,000	350,000
1,200	S&P500 E-Mini Option Index	12/17/2021	4,150	551,640,000	1,290,000
400	S&P500 E-Mini Option Index	12/17/2021	4,200	183,880,000	500,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,158,125)				2,140,000

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $7,158,125)				2,140,000

Shares
	COLLATERAL FOR SECURITIES LOANED — 23.1%
1,968,096,522	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 0.03% (f),(h)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,968,096,522)				1,968,096,522

	TOTAL INVESTMENTS – 113.8% (Cost $9,673,360,299)				$9,690,611,642
	PUT OPTIONS WRITTEN - (0.3)% (Premiums received - $23,966,002)				(23,590,000)
	LIABILITIES IN EXCESS OF OTHER ASSETS – (13.5)%				(1,148,307,461)
	NET ASSETS - 100.0%				$8,518,714,181

Contracts(i)
	EQUITY OPTIONS WRITTEN(a) - (0.3)%
	PUT OPTIONS WRITTEN - (0.3)%
28,000	iShares iBoxx High Yield Corporate Bond ETF	11/19/2021	$95	$243,404,000	$23,590,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received - $23,966,002)

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $23,966,002)				$23,590,000

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

OPEN FUTURES CONTRACTS
Number of				Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	(Depreciation)
3,465	CBOT 5 Year US Treasury Note	12/31/2021	$421,863,750	$(4,658,957)
2,163	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	497,165,550	16,449,165
	TOTAL FUTURES CONTRACTS			$11,790,208

DAC	- Designated Activity Company

ETF	- Exchange-Traded Fund

LIBOR	- London Interbank Offered Rate

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MTN	- Medium-Term Note

PLC	- Public Limited Company

SOFR	- Secured Overnight Financing Rate

SPDR	- Standard & Poor’s Depositary Receipt

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

ICE LIBOR USD 3 Month	ICE LIBOR USD 3 Month

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the total market value of 144A securities is $869,224,186 or 10.2% of net assets.

(c)	Zero coupon bond.

(d)	Variable rate security. Interest rate is as of October 31, 2021.

(e)	Affiliated Security.

(f)	Rate disclosed is the seven-day effective yield as of October 31, 2021.

(g)	All or a portion of the security is on loan. Total loaned securities had a value of $1,923,480,459 at October 31, 2021. (h) Security purchased with cash proceeds of securities lending collateral.

(i)	Each option contract allows the Fund to purchase or sell 1 underlying futures contract or 100 shares of the underlying security.

(j)	All or portion of the security is pledged as collateral for written options.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

		Termination	Interest Rate	Notional Value at		Upfront Premiums	Unrealized
Reference Entity	Counterparty	Date	Payable	October 31, 2021	Value	Paid	Appreciation
CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$356,800,000	$33,836,177	$26,363,202	$7,472,975
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	647,900,000	61,078,397	58,003,295	3,075,102
CDX North American High Yield Series 37	GS	12/20/2026	5.00%	2,285,000,000	216,694,167	215,414,192	1,279,975
CDX North American High Yield Series 37	MS	12/20/2026	5.00%	105,100,000	9,966,983	9,937,772	29,211

TOTAL OPEN CREDIT DEFAULT SWAP					$321,575,724	$309,718,461	$11,857,263

GS	- Goldman Sachs

MS	- Morgan Stanley

(1)	For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares					Value
	EXCHANGE-TRADED FUND — 0.7%
	FIXED INCOME - 0.7%
3,500	iShares BBB Rated Corporate Bond ETF				$357,715

	TOTAL EXCHANGE-TRADED FUND (Cost $361,340)				357,715

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	CORPORATE BONDS — 97.9%
	ADVERTISING & MARKETING — 1.2%
500,000	Omnicom Group, Inc.		2.6000	08/01/31	504,361
100,000	Omnicom Group, Inc. / Omnicom Capital, Inc.		3.6000	04/15/26	108,072
					612,433
	AEROSPACE & DEFENSE — 3.2%
100,000	Boeing Company		3.6250	02/01/31	106,614
200,000	Boeing Company		5.8050	05/01/50	274,393
200,000	Boeing Company		3.9500	08/01/59	211,657
1,000,000	Raytheon Technologies Corporation		2.2500	07/01/30	1,005,074
					1,597,738
	ASSET MANAGEMENT — 1.5%
700,000	Ares Capital Corporation		4.2000	06/10/24	745,333

	AUTOMOTIVE — 4.2%
900,000	General Motors Company		6.1250	10/01/25	1,045,038
700,000	General Motors Financial Company, Inc.		2.3500	01/08/31	679,845
400,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	396,755
					2,121,638
	BANKING — 11.0%
1,200,000	AIB Group plc(a)		4.7500	10/12/23	1,282,906
400,000	Banco Santander S.A.		3.4900	05/28/30	425,264
300,000	Citigroup, Inc.		4.6000	03/09/26	334,787
200,000	Deutsche Bank A.G.		3.7000	05/30/24	211,769
1,000,000	HSBC Holdings plc		4.2500	03/14/24	1,065,128
300,000	Santander Holdings USA, Inc.		3.5000	06/07/24	316,829
1,000,000	Santander UK Group Holdings plc(b)	US0003M + 1.570%	4.7960	11/15/24	1,074,357
300,000	Societe Generale S.A.(a)		4.2500	04/14/25	321,424
300,000	Wachovia Corporation		5.5000	08/01/35	385,098

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 97.9% (Continued)
	BANKING — 11.1% (Continued)
					$5,417,562
	BEVERAGES — 1.4%
300,000	Anheuser-Busch InBev Worldwide, Inc.		5.8000	01/23/59	444,130
200,000	Bacardi Ltd.(a)		5.3000	05/15/48	266,728
					710,858
	BIOTECH & PHARMA — 4.0%
200,000	Amgen, Inc.		1.6500	08/15/28	194,165
400,000	Amgen, Inc.		4.9500	10/01/41	504,193
300,000	Biogen, Inc.		3.1500	05/01/50	294,704
300,000	Mylan, Inc.		5.2000	04/15/48	373,283
300,000	Royalty Pharma plc		3.5500	09/02/50	298,212
300,000	Upjohn, Inc.(a)		4.0000	06/22/50	322,075
					1,986,632
	CABLE & SATELLITE — 0.7%
300,000	Cox Communications, Inc.(a)		3.6000	06/15/51	321,643

	CHEMICALS — 0.4%
200,000	LYB International Finance III, LLC		3.8000	10/01/60	214,069

	CONTAINERS & PACKAGING — 1.4%
300,000	Bemis Company, Inc.		2.6300	06/19/30	304,602
300,000	International Paper Company		4.8000	06/15/44	381,572
					686,174
	ELECTRIC UTILITIES — 1.4%
300,000	Dominion Energy, Inc.		2.2500	08/15/31	296,216
300,000	Pacific Gas and Electric Company		3.9500	12/01/47	296,078
100,000	Puget Energy, Inc.		4.1000	06/15/30	110,159
					702,453
	ELECTRICAL EQUIPMENT — 0.4%
200,000	Roper Technologies, Inc.		2.9500	09/15/29	210,293

	ENTERTAINMENT CONTENT — 0.5%
200,000	Discovery Communications, LLC		4.6500	05/15/50	235,812

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 97.9% (Continued)
	FOOD — 3.6%
600,000	J M Smucker Company		2.3750	03/15/30	$607,047
100,000	McCormick & Co, Inc.		0.9000	02/15/26	97,274
700,000	Mondelez International, Inc.		1.5000	02/04/31	657,133
300,000	Tyson Foods, Inc.		5.1000	09/28/48	407,310
					1,768,764
	GAS & WATER UTILITIES — 0.7%
300,000	Brooklyn Union Gas Company(a)		4.2730	03/15/48	346,381

	HEALTH CARE FACILITIES & SERVICES — 6.4%
1,500,000	Anthem, Inc.		3.3500	12/01/24	1,602,347
700,000	Anthem, Inc.		1.5000	03/15/26	700,679
200,000	Fresenius Medical Care US Finance III, Inc.(a)		2.3750	02/16/31	193,263
100,000	Humana, Inc.		3.1250	08/15/29	105,938
200,000	Humana, Inc.		4.8750	04/01/30	236,936
300,000	Quest Diagnostics, Inc.		2.8000	06/30/31	310,985
					3,150,148
	HOME & OFFICE PRODUCTS — 0.5%
200,000	Leggett & Platt, Inc.		4.4000	03/15/29	227,730

	HOME CONSTRUCTION — 0.8%
400,000	Masco Corporation		2.0000	02/15/31	386,092

	INDUSTRIAL SUPPORT SERVICES — 0.4%
200,000	Triton Container International Ltd.(a)		3.1500	06/15/31	202,568

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
300,000	Brookfield Finance, Inc.		4.3500	04/15/30	342,567
300,000	Goldman Sachs Group, Inc.		4.2500	10/21/25	329,081
200,000	Nomura Holdings, Inc.		2.6080	07/14/31	197,841
					869,489
	INSURANCE — 1.9%
200,000	Global Atlantic Fin Company(a)		3.1250	06/15/31	200,967
500,000	Marsh & McLennan Companies, Inc.		4.7500	03/15/39	633,441
100,000	Unum Group		5.7500	08/15/42	127,401

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 97.9% (Continued)
	INSURANCE — 1.9% (Continued)
					$961,809

	LEISURE PRODUCTS — 0.4%
200,000	Brunswick Corporation		2.4000	08/18/31	192,997

	MACHINERY — 0.5%
200,000	Parker-Hannifin Corporation		4.4500	11/21/44	242,797

	MEDICAL EQUIPMENT & DEVICES — 4.3%
500,000	Agilent Technologies, Inc.		2.3000	03/12/31	498,280
400,000	Illumina, Inc.		2.5500	03/23/31	401,937
500,000	Thermo Fisher Scientific, Inc.		1.7500	10/15/28	493,054
700,000	Zimmer Biomet Holdings, Inc.		3.0500	01/15/26	739,270
					2,132,541
	OIL & GAS PRODUCERS — 12.0%
700,000	Devon Energy Corporation(a)		4.5000	01/15/30	761,503
100,000	Enable Midstream Partners, L.P.		4.4000	03/15/27	109,428
200,000	Kinder Morgan Energy Partners, L.P.		5.0000	08/15/42	237,402
300,000	Kinder Morgan, Inc.		5.0500	02/15/46	365,509
500,000	Marathon Oil Corporation		4.4000	07/15/27	554,788
100,000	ONEOK Partners, L.P.		6.1250	02/01/41	129,280
200,000	ONEOK, Inc.		5.2000	07/15/48	245,420
700,000	Pioneer Natural Resources Company		1.1250	01/15/26	685,459
300,000	Sunoco Logistics Partners Operations, L.P.		5.3500	05/15/45	354,891
200,000	TransCanada PipeLines Ltd.		5.0000	10/16/43	247,455
200,000	Valero Energy Corporation		4.9000	03/15/45	249,257
1,400,000	Williams Companies, Inc.		4.5500	06/24/24	1,515,854
500,000	Williams Companies, Inc.		2.6000	03/15/31	501,614
					5,957,860
	REAL ESTATE INVESTMENT TRUSTS — 3.3%
200,000	American Assets Trust, L.P.		3.3750	02/01/31	206,695
400,000	American Tower Corporation		2.7000	04/15/31	407,764
300,000	Equinix, Inc.		3.2000	11/18/29	316,423
400,000	Invitation Homes Operating Partnership, L.P.		2.0000	08/15/31	380,161
300,000	Kimco Realty Corporation		2.7000	10/01/30	308,555

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 97.9% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.3% (Continued)
					$1,619,598
	SEMICONDUCTORS — 4.9%
600,000	Broadcom, Inc.(a)		1.9500	02/15/28	588,229
1,800,000	Micron Technology Inc.		2.4970	04/24/23	1,851,838
					2,440,067
	SOFTWARE — 3.3%
200,000	Oracle Corporation		2.8750	03/25/31	205,080
200,000	Oracle Corporation		5.3750	07/15/40	252,094
200,000	Oracle Corporation		4.1250	05/15/45	219,699
200,000	Oracle Corporation		4.0000	11/15/47	216,342
200,000	Oracle Corporation		4.3750	05/15/55	228,904
100,000	VMware, Inc.		4.7000	05/15/30	117,132
400,000	VMware, Inc.		2.2000	08/15/31	389,774
					1,629,025
	SPECIALTY FINANCE — 2.3%
300,000	Air Lease Corporation		3.2500	03/01/25	314,521
200,000	Air Lease Corporation		2.3000	02/01/25	204,134
600,000	Ally Financial, Inc.		3.8750	05/21/24	639,756
					1,158,411
	TECHNOLOGY HARDWARE — 1.4%
200,000	Corning, Inc.		5.4500	11/15/79	268,613
400,000	NetApp, Inc.		2.7000	06/22/30	408,325
					676,938
	TECHNOLOGY SERVICES — 1.7%
100,000	Broadridge Financial Solutions, Inc.		2.9000	12/01/29	104,076
300,000	Broadridge Financial Solutions, Inc.		2.6000	05/01/31	302,319
400,000	Leidos, Inc.		4.3750	05/15/30	447,940
					854,335
	TELECOMMUNICATIONS — 8.3%
500,000	AT&T, Inc.		2.7500	06/01/31	509,216
200,000	AT&T, Inc.		5.1500	03/15/42	249,260
300,000	AT&T, Inc.		4.3000	12/15/42	339,565
100,000	AT&T, Inc.		4.3500	06/15/45	114,589
400,000	AT&T, Inc.		3.6500	06/01/51	417,009

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 97.9% (Continued)
	TELECOMMUNICATIONS — 8.3% (Continued)
300,000	TELUS Corporation		4.6000	11/16/48	$383,096
200,000	T-Mobile USA, Inc.		3.3000	02/15/51	196,277
200,000	T-Mobile USA, Inc.(a)		3.6000	11/15/60	201,085
100,000	Verizon Communications, Inc.		1.6800	10/30/30	94,520
200,000	Verizon Communications, Inc.		2.5500	03/21/31	201,818
108,000	Verizon Communications, Inc.(a)		2.3550	03/15/32	106,455
300,000	Verizon Communications, Inc.		2.8750	11/20/50	285,965
200,000	Verizon Communications, Inc.		4.6720	03/15/55	264,465
200,000	Verizon Communications, Inc.		2.9870	10/30/56	190,007
200,000	Verizon Communications, Inc.		3.0000	11/20/60	188,917
300,000	Vodafone Group plc		4.8750	06/19/49	374,348
					4,116,592
	TRANSPORTATION & LOGISTICS — 7.9%
100,000	CSX Corporation		3.3500	11/01/25	107,415
200,000	CSX Corporation		4.3000	03/01/48	246,974
400,000	CSX Corporation		3.8000	04/15/50	465,661
200,000	Delta Air Lines, Inc.(a)		7.0000	05/01/25	233,556
400,000	FedEx Corporation		4.1000	02/01/45	455,512
200,000	Kirby Corporation		4.2000	03/01/28	218,992
1,500,000	Union Pacific Corporation		3.7500	07/15/25	1,631,344
300,000	Union Pacific Corporation		2.7500	03/01/26	317,015
200,000	Union Pacific Corporation		4.1000	09/15/67	246,270
					3,922,739
	TOTAL CORPORATE BONDS (Cost $49,039,439)				48,419,519

Shares
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
311,749	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $311,749)				311,749

	TOTAL INVESTMENTS - 99.2% (Cost $49,712,528)				$49,088,983
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%				373,769
	NET ASSETS - 100.0%				$49,462,752

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the total market value of 144A securities is $5,745,538 or 11.6% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2021.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 74.4%
	AUTOMOTIVE — 6.5%
1,526,000	Daimler Finance North America, LLC(a)		3.4000	02/22/22	$1,540,357
2,000,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.4420	06/30/22	2,013,608
					3,553,965
	BANKING — 7.5%
2,000,000	Bank of America Corporation(b)	US0003M + 1.021%	2.8810	04/24/23	2,021,787
2,000,000	JPMorgan Chase & Company(b)	US0003M + 1.230%	1.3540	10/24/23	2,023,938
					4,045,725
	E-COMMERCE DISCRETIONARY — 3.0%
1,604,000	eBay, Inc.(b)	US0003M + 0.870%	0.9990	01/30/23	1,618,982

	ELECTRIC UTILITIES — 8.0%
1,370,000	Duke Energy Corporation(b)	US0003M + 0.650%	0.7640	03/11/22	1,372,837
1,790,000	Duke Energy Florida, LLC(b)	US0003M + 0.250%	0.3720	11/26/21	1,790,364
1,172,000	NextEra Energy Capital Holdings, Inc.		1.9500	09/01/22	1,187,021
					4,350,222
	FOOD — 5.6%
1,000,000	Kraft Heinz Foods Company		3.5000	06/06/22	1,013,821
2,000,000	McCormick & Co, Inc.		2.7000	08/15/22	2,030,162
					3,043,983
	HEALTH CARE FACILITIES & SERVICES — 7.4%
2,000,000	Cardinal Health, Inc.(b)	US0003M + 0.770%	0.8860	06/15/22	2,008,623
2,000,000	Cigna Corporation(b)	ICE LIBOR USD 3 Month + 0.890%	1.0140	07/15/23	2,021,926
					4,030,549
	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
2,249,000	Goldman Sachs Group, Inc.(b)	US0003M + 1.000%	1.1240	07/24/23	2,260,283

	LEISURE FACILITIES & SERVICES — 5.6%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	1,001,043
2,000,000	McDonald’s Corporation		2.6250	01/15/22	2,009,866
					3,010,909
	MEDICAL EQUIPMENT & DEVICES — 5.5%
2,000,000	PerkinElmer, Inc.		0.5500	09/15/23	1,994,764
1,000,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	1,000,349

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 74.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.5% (Continued)
					$2,995,113
	RETAIL - CONSUMER STAPLES — 1.8%
1,000,000	7-Eleven, Inc.(a),(b)	ICE LIBOR USD 3 Month + 0.450%	0.5780	08/10/22	1,000,213

	SOFTWARE — 6.5%
2,000,000	Oracle Corporation		2.5000	05/15/22	2,016,171
1,500,000	VMware, Inc.		2.9500	08/21/22	1,525,408
					3,541,579
	TECHNOLOGY HARDWARE — 9.0%
781,000	Apple, Inc.(b)	US0003M + 0.350%	0.4770	05/11/22	782,572
2,000,000	Dell International, LLC / EMC Corporation(a)		7.1250	06/15/24	2,035,800
2,000,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	2,040,000
					4,858,372
	TOBACCO & CANNABIS — 3.8%
2,000,000	Altria Group, Inc.		2.8500	08/09/22	2,037,002

	TOTAL CORPORATE BONDS (Cost $40,367,428)				40,346,897

	MUNICIPAL BONDS — 4.1%
	STATE — 3.2%
1,750,000	State of Hawaii		0.2470	10/01/22	1,750,061

	TOBACCO — 0.9%
500,000	Golden State Tobacco Securitization Corporation		0.5020	06/01/22	500,527

	TOTAL MUNICIPAL BONDS (Cost $2,250,000)				2,250,588

	COMMERCIAL PAPER - 2.8%
1,000,000	Hilltop Securities, Inc.		0.0000	11/03/21	999,971

The accompanying notes are an integral part of these financial statements.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	COMMERCIAL PAPER - 2.8% (Continued)
500,000	Hilltop Securities, Inc.	0.0000	12/15/21	$499,496
				1,499,467

	TOTAL COMMERCIAL PAPER (Cost $1,499,109)			1,499,467

Shares
	SHORT-TERM INVESTMENTS — 9.6%
	MONEY MARKET FUNDS - 9.6%
5,222,621	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $5,222,621)			5,222,621

	TOTAL INVESTMENTS - 90.9% (Cost $49,339,158)			$49,319,573
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.1%			4,920,728
	NET ASSETS - 100.0%			$54,240,301

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
236	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	$54,244,600	$1,751,710
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company

ICE LIBOR USD 3 Month ICE LIBOR USD 3 Month

US0003M	LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the total market value of 144A securities is $4,576,370 or 8.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2021.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 90.0%
	AEROSPACE & DEFENSE — 5.2%
2,000,000	Boeing Company		1.1670	02/04/23	$2,002,591
750,000	Huntington Ingalls Industries, Inc.(a)		0.6700	08/16/23	747,968
					2,750,559
	ASSET MANAGEMENT — 1.0%
500,000	FS KKR Capital Corporation		4.7500	05/15/22	509,178

	AUTOMOTIVE — 19.0%
1,500,000	Ford Motor Credit Company, LLC(b)	US0003M + 3.140%	3.2640	01/07/22	1,503,794
1,000,000	Ford Motor Credit Company, LLC		5.5960	01/07/22	1,008,450
1,500,000	General Motors Financial Company, Inc.(b)	US0003M + 1.310%	1.4420	06/30/22	1,510,205
1,200,000	Harley-Davidson Financial Services, Inc.(a)		4.0500	02/04/22	1,210,743
600,000	Hyundai Capital America(a)		3.9500	02/01/22	604,969
1,000,000	Hyundai Capital America(a)		3.1000	04/05/22	1,011,181
750,000	Hyundai Capital America(a)		3.2500	09/20/22	766,998
1,300,000	Hyundai Capital Services, Inc.(a)		3.0000	03/06/22	1,310,297
1,200,000	Nissan Motor Acceptance Company, LLC(a)		2.6500	07/13/22	1,215,908
					10,142,545
	BANKING — 8.0%
1,000,000	Bank of America Corporation(b)	US0003M + 1.160%	3.1240	01/20/23	1,005,870
1,250,000	Barclays plc(b)	US0003M + 1.400%	4.6100	02/15/23	1,264,471
1,000,000	Deutsche Bank A.G.(b)	US0003M + 1.190%	1.3150	11/16/22	1,007,520
1,000,000	JPMorgan Chase & Company(b)	US0003M + 0.695%	3.2070	04/01/23	1,011,079
					4,288,940
	CONSTRUCTION MATERIALS — 2.8%
1,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	1,495,202

	E-COMMERCE DISCRETIONARY — 7.1%
750,000	Alibaba Group Holding Ltd.		3.1250	11/28/21	751,492
3,000,000	eBay, Inc.(b)	US0003M + 0.870%	0.9990	01/30/23	3,028,021
					3,779,513
	ELECTRIC UTILITIES — 4.6%
1,000,000	NextEra Energy Capital Holdings, Inc.(b)	US0003M + 0.270%	0.4010	02/22/23	1,000,327
400,000	Southern California Edison Company(b)	US0003M + 0.270%	0.3890	12/03/21	400,062

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 90.0% (Continued)
	ELECTRIC UTILITIES — 4.6% (Continued)
1,000,000	TerraForm Power Operating, LLC(a)		4.2500	01/31/23	$1,021,250
					2,421,639
	FOOD — 4.3%
750,000	Conagra Brands, Inc.		0.5000	08/11/23	747,080
1,500,000	Kraft Heinz Foods Company		3.5000	06/06/22	1,520,730
					2,267,810
	HEALTH CARE FACILITIES & SERVICES — 1.9%
1,000,000	Molina Healthcare, Inc.		5.3750	11/15/22	1,028,750

	HOME CONSTRUCTION — 1.9%
1,000,000	Toll Brothers Finance Corporation		5.8750	02/15/22	1,004,045

	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
1,500,000	Goldman Sachs Group, Inc.		0.4810	01/27/23	1,496,482

	INTERNET MEDIA & SERVICES — 1.0%
500,000	Netflix, Inc.		5.5000	02/15/22	507,500

	LEISURE FACILITIES & SERVICES — 3.8%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	1,001,043
1,000,000	Marriott International, Inc.		2.3000	01/15/22	1,002,098
					2,003,141
	MEDICAL EQUIPMENT & DEVICES — 3.3%
1,000,000	PerkinElmer, Inc.		0.5500	09/15/23	997,382
750,000	Thermo Fisher Scientific, Inc.		0.7970	10/18/23	750,262
					1,747,644
	OIL & GAS PRODUCERS — 0.9%
500,000	Pioneer Natural Resources Company		0.5500	05/15/23	498,820

	REAL ESTATE INVESTMENT TRUSTS — 2.9%
1,500,000	Office Properties Income Trust		4.0000	07/15/22	1,528,035

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Value
	CORPORATE BONDS — 90.0% (Continued)
	REAL ESTATE SERVICES — 2.6%
1,350,000	Jones Lang LaSalle, Inc.		4.4000	11/15/22	$1,388,702

	RETAIL - CONSUMER STAPLES — 3.3%
750,000	7-Eleven, Inc.(a),(b)	US0003M + 0.450%	0.5780	08/10/22	750,160
1,000,000	7-Eleven, Inc.(a)		0.6250	02/10/23	998,644
					1,748,804
	SEMICONDUCTORS — 1.9%
1,000,000	Skyworks Solutions, Inc.		0.9000	06/01/23	1,000,315

	SPECIALTY FINANCE — 3.8%
2,000,000	Air Lease Corporation(b)	US0003M + 0.350%	0.4660	12/15/22	2,000,807

	TECHNOLOGY HARDWARE — 3.7%
1,923,000	Telefonaktiebolaget LM Ericsson		4.1250	05/15/22	1,961,460

	TELECOMMUNICATIONS — 2.8%
1,000,000	Rogers Communications, Inc.(b)	US0003M + 0.600%	0.7250	03/22/22	1,002,158
500,000	Sprint Communications, Inc.		11.5000	11/15/21	502,425
					1,504,583
	TRANSPORTATION & LOGISTICS — 1.4%
500,000	American Airlines Group, Inc.(a)		5.0000	06/01/22	501,875
250,000	Delta Air Lines, Inc.		3.6250	03/15/22	251,914
					753,789
	TOTAL CORPORATE BONDS (Cost $47,841,765)				47,828,263

	MUNICIPAL BONDS — 1.4%
	TOBACCO — 1.4%
750,000	Golden State Tobacco Securitization Corporation		0.5020	06/01/22	750,790

	TOTAL MUNICIPAL BONDS (Cost $750,000)				750,790

The accompanying notes are an integral part of these financial statements.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Value
	COMMERCIAL PAPER — 7.5%
	COMMERCIAL PAPER - 7.5%
1,000,000	AT&T, Inc.	0.0000	12/14/21	$999,794
1,500,000	Hilltop Securities, Inc.	0.0000	11/03/21	1,499,957
500,000	Hilltop Securities, Inc.	0.0000	12/15/21	499,496
1,000,000	Jabil, Inc.	0.0000	11/22/21	999,767
	TOTAL COMMERCIAL PAPER (Cost $3,998,384)			3,999,014

Shares
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
323,726	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 0.01%(c) (Cost $323,726)			323,726

	TOTAL INVESTMENTS - 99.5% (Cost $52,913,875)			$52,901,793
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			283,134
	NET ASSETS - 100.0%			$53,184,927

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

US0003M	LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the total market value of 144A securities is $10,139,993 or 19.1% of net assets.

(b)	Variable rate security, the rate shown represents the rate on October 31, 2021.

(c)	Rate disclosed is the seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2021

	Navigator
	Equity Hedged		Navigator Tactical
	Fund		Fixed Income Fund
Assets:

Investments in Securities at Cost (including affiliated securities of $0 and $150,430,670, respectively)	$53,636,856		$9,673,360,299
Investments in Securities at Value (including affiliated securities of $0 and $154,359,834, respectively)	$54,801,605	(a)	$9,690,611,642	(a)
Cash	—		364,850
Deposits with Broker for Futures and Options Contracts with Goldman Sachs	—		59,305,714
Deposits with Broker for Futures Contracts with Royal Bank of Canada	—		7,392,463
Deposits with Broker for Option Contracts with Pershing	150,000		9,981,265
Deposit with Broker for Swaps with Goldman Sachs	—		13,142,595
Deposit with Broker for Swaps with Morgan Stanley	—		11,381,127
Cash held as Collateral for Swaps	—		231,143,197
Receivable for Securities Lending Income	6,299		2,159,340
Dividends and Interest Receivable	42		22,077,428
Receivable for Fund Shares Sold	2,608		9,687,847
Receivable for Investments Sold	—		201,500,000
Unrealized Appreciation on Swap Contracts	—		11,857,263
Premiums Paid for Swap Contracts	—		309,718,461
Unrealized Appreciation on Futures Contracts	—		16,449,165
Prepaid Expenses and Other Assets	30,728		149,494
Total Assets	54,991,282		10,596,921,851
Liabilities:
Collateral on Securities Loaned	16,507,382		1,968,096,522
Option Contracts Written at Value (premiums received of $445,568 and $23,966,002, respectively)	246,600		23,590,000
Payable to Related Parties	19,383		537,029
Accrued Advisory Fees	2,517		5,585,668
Payable for Fund Shares Redeemed	604		4,260,891
Accrued Distribution Fees	525		37,717
Payable for Securities Purchased	—		70,098,211
Unrealized Depreciation on Futures Contracts	—		4,658,957
Accrued Expenses and Other Liabilities	25,295		1,342,675
Total Liabilities	16,802,306		2,078,207,670

Net Assets	$38,188,976		$8,518,714,181

Composition of Net Assets:
At October 31, 2021, Net Assets consisted of:
Paid-in-Capital	$31,651,619		$8,093,684,061
Accumulated Earnings	6,537,357		425,030,120
Net Assets	$38,188,976		$8,518,714,181

Net Asset Value Per Share
Class A Shares:
Net Assets	$1,119,679		$61,196,139
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	94,273		5,602,712
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$11.88		$10.92
Maximum Offering Price Per Share (Maximum sales charge of 5.50% and 3.75%, respectively)	$12.57		$11.35

Class C Shares:
Net Assets	$329,647		$30,015,567
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	29,772		2,751,421
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$11.07		$10.91

Class I Shares:
Net Assets	$36,739,650		$8,427,502,475
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	3,112,058		771,072,123
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$11.81		$10.93

(a)	Includes loaned securities with a value of $16,163,897 and $1,923,480,459, respectively.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2021

	Navigator Tactical	Navigator	Navigator Ultra
	Investment Grade	Tactical U.S.	Short Bond
	Bond Fund	Allocation Fund	Fund
Assets:

Investments in Securities at Cost	$49,712,528	$49,339,158	$52,913,875
Investments in Securities at Value	$49,088,983	$49,319,573	$52,901,793
Cash	3,825	—	—
Deposits with Broker for Futures Contracts	—	3,024,655	—
Dividends and Interest Receivable	417,987	208,388	329,772
Unrealized Appreciation on Futures Contracts	—	1,751,710	—
Prepaid Expenses and Other Assets	—	—	4,395
Total Assets	49,510,795	54,304,326	53,235,960

Liabilities:
Accrued Advisory Fees	11,008	27,225	10,306
Payable to Related Parties	16,964	17,537	20,394
Accrued Distribution Fees	—	—	2
Accrued Expenses and Other Liabilities	20,071	19,263	20,331
Total Liabilities	48,043	64,025	51,033

Net Assets	$49,462,752	$54,240,301	$53,184,927

Composition of Net Assets:
At October 31, 2021, Net Assets consisted of:
Paid-in-Capital	$50,023,015	$49,988,087	$53,087,878
Accumulated Earnings (Losses)	(560,263)	4,252,214	97,049
Net Assets	$49,462,752	$54,240,301	$53,184,927

Net Asset Value Per Share
Class A Shares:
Net Assets			$23,485
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)			2,258
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share			$10.40
Maximum Offering Price Per Share (Maximum sales charge of 3.75%)			$10.81

Class I Shares:
Net Assets	$49,462,752	$54,240,301	$53,161,442
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	5,003,594	5,000,001	5,291,938
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.89	$10.85	$10.05

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2021

	Navigator Equity	Navigator Tactical Fixed
	Hedged Fund	Income Fund
Investment Income:

Dividend Income (including income on affiliated securities of $0, and $245,777, respectively)	$376,757	$73,249,530
Interest Income	340	34,992,403
Securities Lending - net	97,249	14,689,266
Total Investment Income	474,346	122,931,199

Expenses:
Investment Advisory Fees	250,218	60,827,942
Distribution Fees:
Class A	2,272	156,307
Class C	3,328	236,099
Registration & Filing Fees	70,787	246,174
Administration Fees	66,151	1,200,912
Third Party Administrative Servicing Fees	29,433	7,601,266
Transfer Agent Fees	27,661	806,410
Chief Compliance Officer Fees	27,171	136,645
Legal Fees	15,615	15,701
Audit Fees	15,513	19,705
Trustees’ Fees	12,180	13,271
Custody Fees	9,034	643,274
Printing Expense	7,779	330,485
Insurance Expense	1,937	108,043
Interest Expense	33	270,709
Miscellaneous Expenses	4,519	114,636
Total Expenses	543,631	72,727,579
Less: Expenses waived or fees reimbursed by Advisor for Affiliated Holdings	(2,523)	(537,353)
Less: Expenses waived or fees reimbursed by the Advisor	(170,615)	—
Net Expenses	370,493	72,190,226
Net Investment Income	103,853	50,740,973

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including gain (loss) on affiliated securities of $(2,529,039), and $6,259, respectively)	7,729,336	44,790,246
Securities Sold Short	101,509	232,151
Futures Contracts	—	188,104,719
Swap Contracts	—	252,395,470
Options Purchased	(2,470,258)	(41,140,826)
Options Written	1,990,844	13,275,355
	7,351,431	457,657,115

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain (loss) on affiliated securities of $736,770, and $3,785,441, respectively)	466,051	40,549,966
Futures Contracts	—	37,931,574
Swap Contracts	—	21,321,131
Options Purchased	(279,511)	(4,193,143)
Options Written	198,968	341,638
	385,508	95,951,166

Net Realized and Unrealized Gain on Investments	7,736,939	553,608,281

Net Increase in Net Assets Resulting From Operations	$7,840,792	$604,349,254

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year or Period Ended October 31, 2021

	Navigator Tactical	Navigator Tactical
	Investment Grade	U.S. Allocation	Navigator Ultra
	Bond Fund*	Fund**	Short Bond Fund
Investment Income:

Dividend Income (including income on affiliated securities of $0, $0 and $0, respectively)	$646	$—	$—
Interest Income	167,969	66,560	512,912
Total Investment Income	168,615	66,560	512,912

Expenses:
Investment Advisory Fees	68,135	165,856	160,312
Distribution Fees:
Class A	—	—	154
Audit Fees	17,705	17,493	17,710
Legal Fees	13,406	14,005	14,094
Administration Fees	11,784	27,419	74,199
Chief Compliance Officer Fees	2,557	9,982	30,468
Transfer Agent Fees	2,015	5,703	18,465
Third Party Administrative Servicing Fees	1,611	1,167	4,147
Printing Expense	1,288	2,998	1,505
Trustees’ Fees	1,238	1,243	12,210
Registration & Filing Fees	1,115	1,342	31,066
Custody Fees	508	659	11,813
Insurance Expense	203	460	2,342
Interest Expense	—	5,892	—
Miscellaneous Expenses	2,413	2,415	3,879
Total Expenses	123,978	256,634	382,364
Less: Expenses waived or fees reimbursed by the Advisor	(41,650)	(52,165)	(88,375)
Net Expenses	82,328	204,469	293,989
Net Investment Income (Loss)	86,287	(137,909)	218,923

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on:
Investments	—	894	93,055
Futures Contracts	—	2,645,181	—
	—	2,646,075	93,055
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(623,545)	(19,585)	(496)
Futures Contracts	—	1,751,710	—
	(623,545)	1,732,125	(496)

Net Realized and Unrealized Gain (Loss) on Investments	(623,545)	4,378,200	92,559

Net Increase (Decrease) in Net Assets Resulting From Operations	$(537,258)	$4,240,291	$311,482

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

**	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2021	October 31, 2020
Operations:

Net Investment Income	$103,853	$311,304
Net Realized Gain on Investments, Securities Sold Short and Options	7,351,431	518,270
Net Change in Unrealized Appreciation on Investments, Securities Sold Short and Options	385,508	2,194,780
Net Increase in Net Assets Resulting from Operations	7,840,792	3,024,354

Distributions to Shareholders:
Total Distributions Paid From Accumulated Earnings
Class A	(2,658)	(6,501)
Class C	—	(1,088)
Class I	(173,606)	(331,780)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(176,264)	(339,369)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	315,375	77,163
Class C	28,168	3,500
Class I	12,920,212	6,554,519
Distributions Reinvested:
Class A	1,691	5,051
Class C	—	1,009
Class I	162,781	319,563
Cost of Shares Redeemed:
Class A	(150,998)	(161,804)
Class C	(59,736)	(92,170)
Class I	(8,298,154)	(16,959,015)
Net Increase (Decrease) in Net Assets Resulting from Shares of Beneficial Interest	4,919,339	(10,252,184)

Increase (Decrease) in Net Assets	12,583,867	(7,567,199)

Net Assets:
Beginning of Year	25,605,109	33,172,308
End of Year	$38,188,976	$25,605,109

SHARE ACTIVITY
Class A:
Shares Sold	27,192	9,016
Shares Reinvested	150	592
Shares Redeemed	(13,817)	(18,363)
Net increase (decrease) in shares of beneficial interest outstanding	13,525	(8,755)

Class C:
Shares Sold	2,514	441
Shares Reinvested	—	125
Shares Redeemed	(6,068)	(11,174)
Net decrease in shares of beneficial interest outstanding	(3,554)	(10,608)

Class I:
Shares Sold	1,115,124	789,684
Shares Reinvested	14,710	37,659
Shares Redeemed	(745,046)	(1,979,285)
Net increase (decrease) in shares of beneficial interest outstanding	384,788	(1,151,942)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2021	October 31, 2020
Operations:

Net Investment Income	$50,740,973	$59,348,001
Net Realized Gain on Investments, Securities Sold Short, Futures Contracts, Swaps, and Options Written	457,657,115	303,221,891
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Futures Contracts, Swaps, and Options Written	95,951,166	(97,425,071)
Net Increase in Net Assets Resulting from Operations	604,349,254	265,144,821

Distributions to Shareholders:
Total Distributions Paid From Accumulated Earnings
Class A	(4,101,075)	(627,197)
Class C	(1,072,367)	(104,465)
Class I	(413,227,929)	(61,732,031)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(418,401,371)	(62,463,693)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	24,497,958	30,307,033
Class C	15,707,145	7,771,241
Class I	3,273,892,672	2,786,254,449
Distributions Reinvested:
Class A	4,014,632	598,013
Class C	1,003,306	94,425
Class I	358,270,357	39,284,115
Cost of Shares Redeemed:
Class A	(36,023,562)	(22,460,089)
Class C	(5,584,336)	(3,504,342)
Class I	(1,476,320,793)	(1,791,490,593)
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	2,159,457,379	1,046,854,252

Increase in Net Assets	2,345,405,262	1,249,535,380

Net Assets:
Beginning of Year	6,173,308,919	4,923,773,539
End of Year	$8,518,714,181	$6,173,308,919

SHARE ACTIVITY
Class A:
Shares Sold	2,245,030	2,909,549
Shares Reinvested	375,949	58,988
Shares Redeemed	(3,343,753)	(2,159,465)
Net increase (decrease) in shares of beneficial interest outstanding	(722,774)	809,072

Class C:
Shares Sold	1,442,647	741,972
Shares Reinvested	93,712	9,311
Shares Redeemed	(513,099)	(337,316)
Net increase in shares of beneficial interest outstanding	1,023,260	413,967

Class I:
Shares Sold	300,852,865	267,029,637
Shares Reinvested	33,530,321	3,871,929
Shares Redeemed	(135,615,778)	(172,928,194)
Net increase in shares of beneficial interest outstanding	198,767,408	97,973,372

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Navigator Tactical
Investment Grade
Bond Fund
For the Period*
Ended
October 31, 2021
Operations:

Net Investment Income	$86,287
Net Change in Unrealized Depreciation on Investments	(623,545)
Net Decrease in Net Assets Resulting from Operations	(537,258)

Distributions to Shareholders:
Total Distributions Paid From Accumulated Earnings
Class l	(35,500)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(35,500)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	50,000,010
Distributions Reinvested:
Class I	35,500
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	50,035,510

Increase in Net Assets	49,462,752

Net Assets:
Beginning of Period	—
End of Period	$49,462,752

SHARE ACTIVITY
Class I:
Shares Sold	5,000,001
Shares Reinvested	3,593
Net increase in shares of beneficial interest outstanding	5,003,594

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Navigator Tactical
U.S. Allocation Fund
For the Period*
Ended
October 31, 2021
Operations:

Net Investment Loss	$(137,909)
Net Realized Gain on Investments and Futures	2,646,075
Net Change in Unrealized Appreciation on Investments and Futures	1,732,125
Net Increase in Net Assets Resulting from Operations	4,240,291

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	50,000,010
Net Increase in Net Assets Resulting from Shares of Beneficial Interest	50,000,010

Increase in Net Assets	54,240,301

Net Assets:
Beginning of Period	—
End of Period	$54,240,301

SHARE ACTIVITY
Class I:
Shares Sold	5,000,001
Net increase in shares of beneficial interest outstanding	5,000,001

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Ultra Short Bond Fund
	For the Year	For the Year
	Ended	Ended
	October 31, 2021	October 31, 2020
Operations:

Net Investment Income	$218,923	$878,798
Net Realized Gain on Investments	93,055	472
Net Change in Unrealized Depreciation on Investments	(496)	(131,701)
Net Increase in Net Assets Resulting from Operations	311,482	747,569

Distributions to Shareholders:
Total Distributions Paid From Accumulated Earnings
Class A	(112)	(71)
Class I	(228,287)	(1,169,373)
Net Decrease in Net Assets Resulting from Distributions to Shareholders	(228,399)	(1,169,444)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	—	80,219
Class I	5,437,178	8,219,750
Distributions Reinvested:
Class A	112	71
Class I	217,721	1,161,300
Cost of Shares Redeemed:
Class A	(57,400)	(71)
Class I	(6,309,365)	(38,396,710)
Net Decrease in Net Assets Resulting from Shares of Beneficial Interest	(711,754)	(28,935,441)

Decrease in Net Assets	(628,671)	(29,357,316)

Net Assets:
Beginning of Year	53,813,598	83,170,914
End of Year	$53,184,927	$53,813,598

SHARE ACTIVITY
Class A:
Shares Sold	—	7,751
Shares Reinvested	11	7
Shares Redeemed	(5,514)	(7)
Net increase (decrease) in shares of beneficial interest outstanding	(5,503)	7,751

Class I:
Shares Sold	540,512	820,190
Shares Reinvested	21,672	116,311
Shares Redeemed	(627,235)	(3,861,627)
Net decrease in shares of beneficial interest outstanding	(65,051)	(2,925,126)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class A
	For the	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$9.07	$8.32	$8.26	$8.93		$9.78	$8.83
From Operations:
Net investment income (loss) (a)(c)(d)	0.00 (e)	0.07	0.08	(0.01)		0.01	0.06
Net gain (loss) from securities (both realized and unrealized)	2.84	0.75	0.08	(0.66)		0.39	0.97
Total from operations	2.84	0.82	0.16	(0.67)		0.40	1.03

Distributions to shareholders from:
Net investment income	(0.03)	(0.07)	(0.10)	—		(0.01)	(0.08)
Net realized gains	—	—	—	—		(1.24)	—
Total distributions	(0.03)	(0.07)	(0.10)	—		(1.25)	(0.08)

Net Asset Value, End of Period/Year	$11.88	$9.07	$8.32	$8.26		$8.93	$9.78

Total Return (b)	31.38%	9.93%	2.03%	(7.50	)% (g)	4.22%	11.68%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,120	$732	$745	$773		$812	$11,465
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.86%	1.75%	1.63%	1.59	% (f)	1.48%	1.53%
net of waivers/reimbursement (c)	1.34%	1.32%	1.31%	1.33	% (f)	1.31%	1.32%
Ratio of net investment income (loss) to average net assets (c)(d)	0.04%	0.77%	0.95%	(0.67	)% (f)	0.11%	0.68%
Portfolio turnover rate	583%	498%	470%	33	% (g)	490%	371%

	Navigator Equity Hedged Fund - Class C
	For the	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$8.49	$7.81	$7.78	$8.42		$9.41	$8.48
From Operations:
Net investment income (loss) (a)(c)(d)	(0.07)	0.00 (e)	0.02	(0.01)		0.00 (e)	(0.01)
Net gain (loss) from securities (both realized and unrealized)	2.65	0.71	0.08	(0.63)		0.29	0.94
Total from operations	2.58	0.71	0.10	(0.64)		0.29	0.93

Distributions to shareholders from:
Net Investment Income	—	(0.03)	(0.07)	—		(0.04)	—
Net realized gains	—	—	—	—		(1.24)	—
Total distributions	—	(0.03)	(0.07)	—		(1.28)	—

Net Asset Value, End of Period/Year	$11.07	$8.49	$7.81	$7.78		$8.42	$9.41

Total Return (b)	30.39%	9.06%	1.38%	(7.60	)% (g)	3.31%	10.97%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$330	$283	$343	$446		$484	$506
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.61%	2.50%	2.38%	2.34	% (f)	2.27%	2.28%
net of waivers/reimbursement (c)	2.09%	2.07%	2.06%	2.08	% (f)	2.06%	2.07%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.67)%	0.02%	0.25%	(1.42	)% (f)	0.01%	(0.07)%
Portfolio turnover rate	583%	498%	470%	33	% (g)	490%	371%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class I
	For the	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$9.02	$8.27	$8.19	$8.86		$9.84	$8.87
From Operations:
Net investment income (loss) (a)(c)(d)	0.04	0.09	0.10	(0.00	) (g)	0.09	0.09
Net gain (loss) from securities (both realized and unrealized)	2.81	0.75	0.09	(0.67)		0.31	0.97
Total from operations	2.85	0.84	0.19	(0.67)		0.40	1.06

Distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.11)	—		(0.14)	(0.09)
Net realized gains	—	—	—	—		(1.24)	—
Total distributions	(0.06)	(0.09)	(0.11)	—		(1.38)	(0.09)

Net Asset Value, End of Period/Year	$11.81	$9.02	$8.27	$8.19		$8.86	$9.84

Total Return (b)	31.66%	10.20%	2.44%	(7.56	)% (f)	4.46%	12.04%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$36,740	$24,590	$32,084	$36,413		$40,055	$32,151
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.61%	1.50%	1.38%	1.34	% (e)	1.27%	1.28%
net of waivers/reimbursement (c)	1.09%	1.07%	1.06%	1.08	% (e)	1.06%	1.07%
Ratio of net investment income (loss) to average net assets (c)(d)	0.33%	1.02%	1.25%	(0.42	)% (e)	1.02%	0.94%
Portfolio turnover rate	583%	498%	470%	33	% (f)	490%	371%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the		For the	For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$10.63		$10.24		$10.06	$10.20		$10.52	$10.42
From Operations:
Net investment income (a)	0.05		0.09		0.22	0.02		0.11	0.06
Net gain (loss) from securities (both realized and unrealized)	0.88		0.41		0.21	(0.16)		0.18	0.65
Total from operations	0.93		0.50		0.43	(0.14)		0.29	0.71

Distributions to shareholders from:
Net investment income	(0.18)		(0.11)		(0.24)	—		(0.43)	(0.35)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)
Total distributions	(0.64)		(0.11)		(0.25)	—		(0.61)	(0.61)

Net Asset Value, End of Period/Year	$10.92		$10.63		$10.24	$10.06		$10.20	$10.52

Total Return (b)	9.00%		4.95%		4.34%	(1.37	)% (d)	2.82%	7.06%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$61,196		$67,235		$56,467	$33,079		$35,743	$38,935
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.22	% (h)	1.24%		1.24%	1.21	% (c)	1.25%	1.28%
net of waivers/reimbursement (e)	1.21%		1.23%		1.22%	1.20	% (c)	1.24%	1.24%
Ratio of net investment income to average net assets (e)(f)	0.42%		0.84%		2.16%	2.05	% (c)	1.08%	0.69%
Portfolio turnover rate	157%		197%		151%	15	% (d)	148%	278%

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the		For the	For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$10.62		$10.27		$10.09	$10.24		$10.53	$10.43
From Operations:
Net investment income (loss) (a)	(0.03)		0.01		0.14	0.01		0.03	(0.01)
Net gain (loss) from securities (both realized and unrealized)	0.89		0.41		0.22	(0.16)		0.18	0.65
Total from operations	0.86		0.42		0.36	(0.15)		0.21	0.64

Distributions to shareholders from:
Net investment income	(0.11)		(0.07)		(0.17)	—		(0.32)	(0.28)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)
Total distributions	(0.57)		(0.07)		(0.18)	—		(0.50)	(0.54)

Net Asset Value, End of Period/Year	$10.91		$10.62		$10.27	$10.09		$10.24	$10.53

Total Return (b)	8.25%		4.15%		3.56%	(1.46	)% (d)	2.06%	6.30%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$30,016		$18,357		$13,494	$11,083		$11,002	$9,155
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.97	% (h)	1.99%		1.99%	1.96	% (c)	2.00%	2.03%
net of waivers/reimbursement (e)	1.96%		1.98%		1.97%	1.96	% (c)	1.99%	1.99%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.26)%		0.08%		1.42%	1.27	% (c)	0.33%	(0.09)%
Portfolio turnover rate	157%		197%		151%	15	% (d)	148%	278%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes less than 0.01% of the interest expenses.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the		For the	For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended		Year Ended	Year Ended
	October 31, 2021		October 31, 2020		October 31, 2019	October 31, 2018*		September 30, 2018	September 30, 2017
Net Asset Value, Beginning of Period/Year	$10.64		$10.23		$10.06	$10.19		$10.54	$10.43
From Operations:
Net investment income (a)	0.07		0.11		0.24	0.02		0.15	0.09
Net gain (loss) from securities (both realized and unrealized)	0.89		0.42		0.21	(0.15)		0.16	0.66
Total from operations	0.96		0.53		0.45	(0.13)		0.31	0.75

Distributions to shareholders from:
Net investment income	(0.21)		(0.12)		(0.27)	—		(0.48)	(0.38)
Net realized gains	(0.46)		(0.00	) (g)	(0.01)	—		(0.18)	(0.26)
Total distributions	(0.67)		(0.12)		(0.28)	—		(0.66)	(0.64)

Net Asset Value, End of Period/Year	$10.93		$10.64		$10.23	$10.06		$10.19	$10.54

Total Return (b)	9.29%		5.30%		4.48%	(1.28	)% (d)	3.01%	7.42%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$8,427,502		$6,087,718		$4,853,812	$3,559,071		$3,514,175	$829,872
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	0.97	% (h)	0.99%		0.99%	0.96	% (c)	1.00%	1.04%
net of waivers/reimbursement (e)	0.96%		0.98%		0.97%	0.96	% (c)	0.99%	0.99%
Ratio of net investment income to average net assets (e)(f)	0.69%		1.08%		2.41%	2.09	% (c)	1.44%	0.86%
Portfolio turnover rate	157%		197%		151%	15	% (d)	148%	278%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes less than 0.01% of the interest expenses.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Navigator Tactical
	Investment Grade Bond
	Fund - Class I
	For the
	Period*
	October 31, 2021
Net Asset Value, Beginning of Period	$10.00
From Operations:
Net investment income (a)(c)(d)	0.02
Net loss from securities (both realized and unrealized)	(0.12)
Total from operations	(0.10)

Distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net Asset Value, End of Period	$9.89

Total Return (b)	(1.03	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$49,463
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.52	% (e)
net of waivers/reimbursement (c)	1.01	% (e)
Ratio of net investment income to average net assets (c)(d)	1.06	% (e)
Portfolio turnover rate	0	% (f)

*	For the period August 31, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented

	Navigator Tactical
	U.S. Allocation Fund
	- Class I
	For the
	Period Ended*
	October 31, 2021
Net Asset Value, Beginning of Period	$10.00
From Operations:
Net investment loss (a)(e)(g)	(0.03)
Net gain from securities (both realized and unrealized)	0.88
Total from operations	0.85

Net Asset Value, End of Period	$10.85

Total Return (b)	8.50	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$54,240
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.31	% (c)(f)
net of waivers/reimbursement (e)	1.04	% (c)(f)
Ratio of net investment loss to average net assets (e)(g)	(0.70	)% (c)(f)
Portfolio turnover rate	8	% (d)

*	For the period June 11, 2021 (commencement of operations) to October 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(f)	Includes interest expense of 0.03%.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Year Ended October 31,	For the Year Ended October 31,	For the Period* Ended October 31,
	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$10.38	$10.24	$10.00
From Operations:
Net investment income (a)	0.02	0.02	0.22
Net gain from securities (both realized and unrealized)	0.02	0.21 (h)	0.02
Total from operations	0.04	0.23	0.24

Distributions to shareholders from:
Net investment income	(0.02)	(0.08)	—
Net realized gains	—	(0.01)	—
Total distributions	(0.02)	(0.09)	—

Net Asset Value, End of Period/Year	$10.40	$10.38	$10.24

Total Return (b)	0.38%	2.23%	2.40	% (f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$23	$81	$102	(g)
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	0.96%	0.89%	0.81	% (e)
net of waivers/reimbursement (c)	0.80%	0.80%	0.80	% (e)
Ratio of net investment income to average net assets (c)(d)	0.19%	0.19%	3.48	% (e)
Portfolio turnover rate	145%	29%	62	% (f)

	Navigator Ultra Short Bond Fund - Class I
	For the Year Ended October 31,	For the Year Ended October 31,	For the Period* Ended October 31,
	2021	2020	2019
Net Asset Value, Beginning of Period/Year	$10.03	$10.04	$10.00
From Operations:
Net investment income (a)	0.04	0.14	0.15
Net gain from securities (both realized and unrealized)	0.02	0.03 (h)	0.01
Total from operations	0.06	0.17	0.16

Distributions to shareholders from:
Net investment income	(0.04)	(0.17)	(0.12)
Net realized gains	—	(0.01)	—
Total distributions	(0.04)	(0.18)	(0.12)

Net Asset Value, End of Period/Year	$10.05	$10.03	$10.04

Total Return (b)	0.63%	1.67%	1.62	% (f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$53,161	$53,733	$83,171
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.71%	0.64%	0.56	% (e)
net of waivers/reimbursement/recapture (c)	0.55%	0.55%	0.55	% (e)
Ratio of net investment income to average net assets (c)(d)	0.41%	1.37%	2.43	% (e)
Portfolio turnover rate	145%	29%	62	% (f)

*	Inception date of Class A and Class I shares is March 21, 2019. Start of performance is March 25, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Amount is actual ; not presented in thousands.

(h)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Tactical Fixed Income Fund (“Tactical Fund”), Navigator Tactical Investment Grade Bond Fund (“Bond Fund”) Navigator Tactical U.S. Allocation Fund (“Allocation Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund are each a “Fund” and collectively the “Funds”). The Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund are each a diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I except the Ultra Fund which offers only Class A and Class I shares and the Bond Fund and the Allocation Fund which offer only Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.50% for the Equity Fund and 3.75% for the Tactical Fund and Ultra Fund. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Bond Fund, which commenced operations on August 31, 2021, is to seek total return with a secondary goal of current income. The primary investment objective of the Allocation Fund, which commenced operations on June 11, 2021, is to seek long-term capital appreciation. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,926,347	$—	$—	$32,926,347
Short-Term Investments	5,069,766	—	—	5,069,766
Options Purchased	50,000	248,110	—	298,110
Collateral For Securities Loaned	16,507,382	—	—	16,507,382
Total	$54,553,495	$248,110	$—	$54,801,605

Liabilities**	Level 1	Level 2	Level 3	Total
Options Written	$—	$246,600	$—	$246,600
Total	$—	$246,600	$—	$246,600

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,001,113,057	$—	$—	$2,001,113,057
Open-End Funds	286,868,518	—	—	286,868,518
Corporate Bonds	—	4,138,594,516	—	4,138,594,516
Municipal Bonds	—	91,929,672	—	91,929,672
U.S. Government & Agencies	—	19,436,719	—	19,436,719
Certificates of Deposits	—	165,028,437	—	165,028,437
Commercial Paper	—	378,126,325	—	378,126,325
Short-Term Investments	639,249,876	—	—	639,249,876
Options Purchased	2,140,000	28,000	—	2,168,000
Collateral for Securities Loaned	1,968,096,522	—	—	1,968,096,522
Total	$4,897,467,973	$4,793,143,669	$—	$9,690,611,642

Futures Contracts*	$16,449,165	$—	$—	$16,449,165
Open Swap Contracts^	—	11,857,263	—	11,857,263
Total	$16,449,165	$11,857,263	$—	$28,306,428

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$4,658,957	$—	$—	$4,658,957
Put Options Written	—	23,590,000	—	$23,590,000
Total	$4,658,957	$23,590,000	$—	$28,248,957

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$357,715	$—	$—	$357,715
Corporate Bonds	—	48,419,519	—	48,419,519
Short-Term Investments	311,749	—	—	311,749
Total	$669,464	$48,419,519	$—	$49,088,983

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Allocation Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$40,346,897	$—	$40,346,897
Municipal Bonds	—	2,250,588	—	2,250,588
Commercial Paper	—	1,499,467	—	1,499,467
Short-Term Investments	5,222,621	—	—	5,222,621
Total	$5,222,621	$44,096,952	$—	$49,319,573

Futures Contracts*	$1,751,710	$—	$—	$1,751,710
Total	$1,751,710	$—	$—	$1,751,710

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,828,263	$—	$47,828,263
Municipal Bonds	—	750,790	—	750,790
Commercial Paper	—	3,999,014	—	3,999,014
Short-Term Investments	323,726	—	—	323,726
Total	$323,726	$52,578,067	$—	$52,901,793

The Funds did not hold any Level 3 securities during the year/period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at October 31, 2021.

**	Refer to the Schedule of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk – Overall market risks may also affect the value of the Fund. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Futures – The Tactical Fund and Allocation Fund are subject to interest rate risk in the normal course of pursuing its investment objectives. To help manage interest rate risk, the Tactical Fund and Allocation Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Tactical Fund and Allocation Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Tactical Fund and Allocation Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Tactical Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Tactical Fund and Allocation Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Tactical Fund’s and Allocation Fund’s Schedules of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange- traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Repurchase Agreements – The Tactical Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Tactical Fund’s agreement to resell the securities at par. The Advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the Advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The notional value of the derivative instruments outstanding as of October 31, 2021 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year/period as disclosed below and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Tactical Fund and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. Additionally, the Tactical Fund and each derivative counterparty enter into a Credit Support Annex which becomes part of the ISDA Master Agreement. The Credit Support Annex governs the margin collateral arrangements between the Tactical Fund and the derivative counterparty.

Under an ISDA Master Agreement or similar agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by a counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at October 31, 2021.

Equity Fund:

Gross Amounts Not Offset in the
Assets					Statements of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the		Cash
		Gross Amounts	Statements of	Statements of	Financial	Collateral
		of Recognized	Assets &	Assets &	Instruments	Pledged/	Net
Description	Counterparty	Assets	Liabilities	Liabilities	Pledged (1)	(Received) (2)	Amount
Options Purchased	Pershing	$298,110	$—	$298,110	$(246,600)	$—	$51,510
Total		$298,110	$—	$298,110	$(246,600)	$—	$51,510

Gross Amounts Not Offset in the
Liabilities:					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the		Cash
		Gross Amounts	Statement of	Statement of		Collateral
		of Recognized	Assets &	Assets &	Financial	Pledged/	Net
Description		Liabilities	Liabilities	Liabilities	Instruments (1)	(Received)(2)	Amount
Options Written	Pershing	$246,600	$—	$246,600	$(96,600)	$(150,000)	$—
Securities Lending		16,507,382	—	16,507,382	(16,507,382)	—	—
Total		$16,753,982	$—	$16,753,982	$(16,603,982)	$(150,000)	$—

(1)	Included with investments in securities at value on the Statements of Assets of Liabilities. The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2021.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity and Index Options	Options Contracts Purchased at Value	$298,110	Options Contracts Written at Value	$246,600
		$298,110		$246,600

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2021.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Equity and Index Options	Net realized gain (loss) on options purchased / Net change in unrealized appreciation/(depreciation) on options purchased	$(2,470,258)	$(279,511)
Equity and Index Options	Net realized gain (loss) on options written / Net change in unrealized appreciation/(depreciation) on options written	1,990,844	198,968

Total		$(479,414)	$(80,543)

Tactical Fund:

					Gross Amounts Not Offset in the
Assets:					Statements of Assets & Liabilities
			Gross Amounts
			Offset in the	Net Amounts
			Statements of	Presented in the	Financial	Cash Collateral
	Counter	Gross Amounts of	Assets &	Statements of Assets	Instruments	Pledged/
Description	party	Recognized Assets	Liabilities	& Liabilities	Pledged (1)	(Received)(2)	Net Amount
Futures Contracts	GS	$15,759,915	$—	$15,759,915	$(4,658,957)	$—	$11,100,958
Futures Contracts	RBC	689,250	—	689,250	—	—	689,250
Option Purchased	GS	2,140,000	—	2,140,000	—	—	2,140,000
Option Purchased	PER	28,000	—	28,000	(28,000)	—	—
Swap Contracts	GS	11,828,052	—	11,828,052	—	—	11,828,052
Swap Contracts	MS	29,211	—	29,211	—	—	29,211
Total		$30,474,428	$—	$30,474,428	$(4,686,957)	$—	$25,787,471

					Gross Amounts Not Offset in the
Liabilities:					Statements of Assets & Liabilities
			Gross Amounts
			Offset in the	Net Amounts
		Gross Amounts of	Statements of	Presented in the		Cash Collateral
	Counter	Recognized	Assets &	Statements of Assets	Financial	Pledged/
Description	party	Liabilities	Liabilities	& Liabilities	Instruments (1)	(Received)(2)	Net Amount
Security Lending		$1,968,096,522	$—	$1,968,096,522	$(1,968,096,522)	$—	$—
Futures Contracts	GS	4,658,957	—	4,658,957	—	(4,658,957)	—
Options Contracts Written	PER	23,590,000	—	23,590,000	(13,608,735)	(9,981,265)	—
Total		$1,996,345,479	$—	$1,996,345,479	$(1,981,705,257)	$(14,640,222)	$—

GS - Goldman Sachs

MS - Morgan Stanley

RBC - Royal Bank of Canada

PER - Pershing

(1)	Included with investments in securities at value on the Statements of Assets of Liabilities. The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to a master netting agreement.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2021.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity and Future Options	Investments in Securities at Value	$2,168,000	Option Contracts Written at Value	$23,590,000
Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	—	Unrealized Depreciation on Futures Contracts	4,658,957
Futures contracts/Equity risk	Unrealized Appreciation on Futures Contracts	16,449,165	Unrealized Depreciation on Futures Contracts	—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	11,857,263	Unrealized Depreciation on Swap Contracts	—
		$30,474,428		$28,248,957

The effect of Derivative Instruments on the Statements of Operations for the year ended October 31, 2021.

			Change in Unrealized
		Realized	Appreciation
Contract Type/	Location of Gain or (Loss) On	Gain (Loss)	/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$246,359,024	$21,601,665
Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	6,036,446	(280,534)
Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	188,104,719	37,931,574
Options Index/Equity rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(41,140,826)	(4,193,143)
Options Index/Equity rate risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation) on options written	13,275,355	341,638
Total		$412,634,718	$55,401,200

Allocation Fund:

Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities
Net Amounts
		Gross	Gross Amounts	Presented in
		Amounts of	Offset in the	the Statements	Financial
		Recognized	Statements of	of Assets &	Instruments	Collateral
Description	Counterparty	Assets	Assets & Liabilities	Liabilities	Pledged	(Received)	Net Amount
Futures contracts	GS	$1,751,710	$—	$1,751,710	$—	$—	$1,751,710

GS - Goldman Sachs

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

The effect of Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2021.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	$1,751,710	Unrealized Depreciation on Futures Contracts	$—
		$1,751,710		$—

The effect of Derivative Instruments on the Statements of Operations for the period ended October 31, 2021.

			Change in Unrealized
Contract Type/Primary Risk		Realized Gain on	Appreciation on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Futures contracts /Interest rate risk	Net realized gain on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$2,645,181	$1,751,710
Total		$2,645,181	$1,751,710

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2018 to October 31, 2020, or expected to be taken in the Funds’ October 31, 2021 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio, Nebraska (for fiscal years prior to fiscal year ended October 31, 2019) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid quarterly for the Funds and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 0.85% of the average daily net assets of the Tactical Fund up to $4.5 billion, 0.80% of the of the average daily net assets of the Tactical Fund from $4.5 billion to $5.5 billion and 0.75% of the average daily net assets of the Tactical Fund above $5.5 billion, 0.85% of the average daily net assets of the Bond Fund and Allocation Fund and 0.30% of the average daily net assets of the Ultra Fund. For the year or period ended October 31, 2021, the Advisor earned advisory fees of $250,218, $60,827,942, $68,135, $165,856 and $160,312 for the Equity Fund, Tactical Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Navigator Sentry Managed Volatility Fund (through June 29, 2021) and the Tactical Fund invested a portion of its assets in the Bond Fund, Allocation Fund and Ultra Fund. The Advisor has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Equity Fund’s assets that are invested in the Sentry Fund and the Tactical Fund’s assets that are invested in the Bond Fund, Allocation Fund and Ultra Fund. For the year ended October 31, 2021, the Equity Fund and Tactical Fund waived $2,523 and $537,353 respectively, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

				Expiration
Fund	Class A	Class C	Class I	Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2022
Tactical Fund	—	—	—	—
Bond Fund	—	—	1.01%	1/31/2022
Allocation Fund	—	—	1.01%	1/31/2022
Ultra Fund	0.80%	—	0.55%	1/31/2022

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the year or period ended October 31, 2021 the Advisor waived $170,615, $41,650, $52,165 and $88,375 in fees from the Equity Fund, Bond Fund, Allocation Fund and Ultra Fund, respectively, pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	October 31, 2022	October 31, 2023	October 31, 2024	Total
Equity Fund	$102,489	$125,632	$170,615	$398,736
Bond Fund	—	—	41,650	41,650
Allocation Fund	—	—	52,165	52,165
Ultra Fund	8,732	54,704	88,375	151,811

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended October 31, 2021, the Equity Fund incurred distribution fees of $2,272 and $3,328 for Class A shares and Class C shares, respectively, the Tactical Fund incurred distribution fees of $156,307 and $236,099 for Class A shares and Class C shares and the Ultra Fund incurred distribution fees of $154 for Class A shares.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended October 31, 2021, the Distributor received $125,508 in underwriting commissions for sales of Class A shares, of which $18,164 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the year or period ended October 31, 2021, amounted to $174,979,459 and $174,474,365, respectively, for the Equity Fund; $7,878,128,981 and $7,094,158,851, respectively, and purchases and sales of U.S. Government Securities of $7,488 and $20,008,300, respectively, for the Tactical Fund; $49,602,111 and $108,227, respectively, for the Bond Fund $61,989,316 and $3,540,835, respectively, for the Allocation Fund; and $91,045,317 and $75,227,610, respectively, for the Ultra Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at October 31, 2021, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Equity Fund	$53,262,794	$1,523,110	$(230,899)	$1,292,211
Tactical Fund	9,967,034,670	55,100,194	(38,646,220)	16,453,974
Bond Fund	49,712,900	32,837	(656,754)	(623,917)
Allocation Fund	49,339,158	9,993	(29,578)	(19,585)
Ultra Fund	52,913,875	27,759	(39,841)	(12,082)

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended October 31, 2021 and October 31, 2020 was as follows:

For the year ended October 31, 2021:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Equity Fund	$180,336	$—	$—	$180,336
Tactical Fund	227,210,430	191,190,941	—	418,401,371
Bond Fund	35,500	—	—	35,500
Allocation Fund	—	—	—	—
Ultra Fund	228,399	—	—	228,399

For the year ended October 31, 2020:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Equity Fund	$339,369	$—	$—	$339,369
Tactical Fund	62,463,693	—	—	62,463,693
Bond Fund	—	—	—	—
Allocation Fund	—	—	—	—
Ultra Fund	1,169,444	—	—	1,169,444

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $4,072 for the fiscal year ended October 31, 2021 for the Equity Fund, which has been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Equity Fund	$5,245,146	$—	$—	$—	$—	$1,292,211	$6,537,357
Tactical Fund	286,624,575	122,294,023	—	—	(342,452)	16,453,974	425,030,120
Bond Fund	63,654	—	—	—	—	(623,917)	(560,263)
Allocation Fund	1,633,664	2,638,135	—	—	—	(19,585)	4,252,214
Ultra Fund	77,506	31,625	—	—	—	(12,082)	97,049

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and options contracts, and tax adjustments for debt modifications. In addition, the amount listed under other book/tax differences for the Funds are primarily attributable to the tax deferral of losses on straddles.

At October 31, 2021, the Funds utilized capital loss carry forwards for federal income tax purposes as follows:

				Capital Loss
				Carry Forward
	Short-Term	Long-Term	Total	Utilized
Equity Fund	$—	$—	$—	$2,080,486

Permanent book and tax differences, primarily attributable to non-deductible expenses, resulted in reclassifications for the year ended October 31, 2021 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Bond Fund	$(12,495)	$12,495
Allocation Fund	(11,923)	11,923

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

7.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio, as presented below. The Lending Agent retains the right to offset amounts payable to the Funds under the Agreement against amounts payable by the Lending Agent. Accordingly, the Agreement does not permit the Funds to enforce a netting arrangement.

As of October 31, 2021, the Equity Fund and Tactical Fund loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as

Fund	Value of Securities Loaned	Value of Collateral*
Equity Fund	$16,163,897	$16,507,382
Tactical Fund	1,923,480,459	1,968,096,522

*	The Equity Fund and Tactical Fund received cash collateral of $16,507,382 and $1,968,096,522, respectively, which were subsequently invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio as reported in the Schedules of Investments.

Overnight and Continuous
Equity Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$16,507,382
Tactical Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$1,968,096,522

8.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of October 31, 2021 are noted in each Fund’s Schedule of Investments. Transactions during the year ended October 31, 2021 with affiliated companies were as follows:

Equity Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Year	Purchases	Proceeds	(Loss)	(Loss)	Income	Year	Shares
Sentry Fund	$1,595,487	$1,660,000	$(1,463,218)	$(2,529,039)	$736,770	$—	$—	—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Tactical Fund

					Change in
	Value - Beginning of			Realized Gain /	Unrealized Gain /	Dividend	Value - End of
Affiliated Holding	Year/Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Year/Period	Ending Shares
Ultra Fund	$47,422,357	$5,210,277	$(2,100,000)	$6,259	$85,405	$210,277	$50,624,298	5,037,244
Bond Fund	—	50,035,500	—	—	(549,964)	35,500	49,485,536	5,003,593
Allocation Fund	—	50,000,000	—	—	4,250,000	—	54,250,000	5,000,000
	$47,422,357	$105,245,777	$(2,100,000)	$6,259	$3,785,441	$245,777	$154,359,834	15,040,837

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of October 31, 2021, National Financial Services LLC accounts holding Shares for the benefit of others, held approximately 28.36% and 56.41% for the Equity Fund and Tactical Fund, respectively of the voting securities of the Fund. As of October 31, 2021, Pershing LLC, accounts holding shares for the benefit of others, held approximately 60.40% of the Equity Fund, respectively of the voting securities of the Fund. As of October 31, 2021, Mac & Co. held approximately 95.15%, 100% and 100% of the Ultra Fund, Bond Fund and Allocation Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invests a portion of its assets in the corresponding investment at October 31, 2021. The Fund may redeem its investment from the investment at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including its schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Asset
Equity Fund	Morgan Stanley Institutional Liquidity Funds Government Portfolio	43.2%

11.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Funds’ performance and increase costs related to the Funds’ use of derivatives.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund, and Navigator Ultra Short Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Navigator Equity Hedged Fund, Navigator Tactical Fixed Income Fund, Navigator Tactical Investment Grade Bond Fund, Navigator Tactical U.S. Allocation Fund, and Navigator Ultra Short Bond Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the schedules of investments, as of October 31, 2021, and the related statements of operations and changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Statements Presented
Navigator Equity Hedged Fund	The statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, the one-month period
Navigator Tactical Fixed Income Fund	ended October 31, 2018 and for each of the years in the two-year period ended September 30, 2018.
Navigator Tactical Investment Grade Bond Fund	The statements of operations and changes in net assets and financial highlights for the period August 31, 2021 (commencement of operations) to October 31, 2021
Navigator Tactical U.S. Allocation Fund	The statements of operations and changes in net assets and financial highlights for the period June 11, 2021 (commencement of operations) to October 31, 2021
Navigator Ultra Short Bond Fund	The statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from March 21, 2019 (commencement of operations) through October 31, 2019.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, counterparties, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

December 28, 2021

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
October 31, 2021

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2021 and held through October 31, 2021.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	5/1/21	10/31/21	Period*	10/31/21	Period*
Navigator Equity Hedged Fund	1.34%	$1,000.00	$998.10	$6.75	$1,018.45	$6.82
Navigator Tactical Fixed Income Fund	1.18%	$1,000.00	$1,012.30	$5.99	$1,019.26	$6.01
Navigator Ultra Short Bond Fund	0.80%	$1,000.00	$999.40	$4.03	$1,021.17	$4.08
Class C
Navigator Equity Hedged Fund	2.09%	$1,000.00	$993.70	$10.50	$1,014.67	$10.61
Navigator Tactical Fixed Income Fund	1.93%	$1,000.00	$1,008.40	$9.77	$1,015.48	$9.80
Class I
Navigator Equity Hedged Fund	1.09%	$1,000.00	$999.60	$5.49	$1,019.71	$5.55
Navigator Tactical Fixed Income Fund	0.93%	$1,000.00	$1,013.90	$4.72	$1,020.52	$4.74
Navigator Tactical Investment Grade Bond Fund	1.01%	$1,000.00	$989.70	$1.68 **	$1,020.11	$5.14
Navigator Tactical U.S. Allocation Fund	1.04%	$1,000.00	$1,085.00	$4.10 ***	$1,019.96	$5.29
Navigator Ultra Short Bond Fund	0.55%	$1,000.00	$1,001.50	$2.77	$1,022.44	$2.80

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2021 (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended October 31, 2021 (61) divided by the number of days in the fiscal year (365).

***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended October 31, 2021 (138) divided by the number of days in the fiscal year (365).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Clark Capital Management Group, Inc. (Advisor to Navigator Equity Hedged Fund (“Navigator Equity”), Navigator Tactical Fixed Income Fund (“Navigator Tactical”) and Navigator Ultra Short Bond Fund (“Navigator Ultra”) *

In connection with the regular meeting held on June 22-24, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Advisor” or “Clark”) and the Trust, with respect to the Navigator Equity, Navigator Tactical and Navigator Ultra (each a “Fund” and collectively referred to as the “Navigator Funds). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Board noted that Clark was founded in 1986 and had approximately $25 billion in assets under management. The Board considered that Clark provided multiple investment strategies across several asset classes either directly or through model portfolios. The Board reviewed the background information on Clark’s key personnel, noting their education and financial industry experience. The Board further noted that Clark maintained an emphasis on risk management and employed various risk management techniques to manage volatility. The Board discussed Clark’s methods to maintain compliance with each Navigator Fund’s investment limitations, noting Clark’s use of Excel spreadsheets linked to third party data. The Board discussed Clark’s broker-dealer selection process and noted the variety of factors used to select broker-dealers. The Board noted that Clark reported no material compliance or litigation issues since the last advisory agreement renewal. The Board noted with satisfaction that the Advisor has a robust organization and operational infrastructure with a philosophy to add value for shareholders. The Board concluded that Clark had the resources to continue to provide high quality service to each Navigator Fund and its respective shareholders.

Performance.

Navigator Equity. The Board discussed the Fund’s objective to seek long-term capital appreciation and its Morningstar category. The Board noted that the Fund outperformed its peer median and Morningstar category median, over the one-year, three-year and five-year periods. The Board observed that the Fund underperformed its peer median and Morningstar category median over the since inception period, ranking last among its peers, but had a four-star Morningstar rating. It considered Clark’s explanation that the underperformance related to the Fund’s constant hedge, which caused it to lag the benchmark, and that none of the funds in its peer group utilized a similar strategy. The Board observed that the Fund’s delivered strong risk adjusted returns. The Board concluded that Clark had implemented the Fund’s strategy as designed.

Navigator Tactical. The Board discussed the Fund’s objective and Morningstar category. The Board noted that the Fund utilized long and short positions in fixed income securities and equity index futures to implement its strategy. The Board observed that the Fund outperformed its Morningstar category median and peer group median over all periods and while recent performance was less robust on a risk adjusted basis, it remained positive. The Board noted that the Fund maintained a 5-star rating from Morningstar and increased its assets by over $2 billion over the last year. The Board considered the Advisor’s assertion that the implementation of certain defensive positions caused the Fund to lag the benchmark over all periods. The Board concluded that Clark had done an excellent job implementing the Fund’s strategy to the benefit of shareholders.

Navigator Ultra. The Board discussed the Fund’s current objective and Morningstar category. The Board noted that the Fund had not yet received a Morningstar rating due to its limited history of operations. The Board observed that the Fund outperformed its Morningstar category median and peer group median over the one-year period and since inception periods and had underperformed the benchmark over the since inception period. The Board noted the Advisor’s rationale for the Fund’s positive performance being attributable to the portfolio manager’s opportunistic approach to investing in credit and good security selection. The Board concluded that Clark was managing the Fund in accordance with the strategy articulated in the Fund’s prospectus.

Fees and Expenses.

Navigator Equity. The Board reviewed the Fund’s peer group along with the Fund’s advisory fee of 0.75% and considered that it was lower than both the Morningstar category median and average as well as its peer group median and average. The Board further noted that the Fund’s advisory fee was lower than the advisory fee charged by the Advisor for managing a similar strategy. The Board noted that the Advisor experienced a loss in connection with its management of the Fund likely attributable to the size of the Fund. The discussed the Fund’s current expense limitation agreement and the Advisor’s willingness to discuss breakpoints in the future. The Board agreed that the advisory fee was not unreasonable.

Navigator Tactical. The Board reviewed the Fund’s maximum advisory fee of 0.85% (with breakpoints beginning at $ 4.5 billion) and noted that it was higher than both the Morningstar category median as well as the peer group median but was within the range of both comparable metrics. The Board further noted the Fund’s net expense ratio was higher than its peer group median and higher than its Morningstar category median but was within the range of both comparable metrics. The Board considered the Advisor’s assertion that the advisory fee was reasonable given the experience needed to manage the strategy of the Fund. The Board concluded that the advisory fee was not unreasonable.

Navigator Ultra. The Board discussed the Fund’s advisory fee of 0.30% and noted that it was slightly higher than the Morningstar category median and average, but below the peer group average and within the range of both comparable metrics. The Board further noted the Fund’s net expense ratio was higher than its peer and Morningstar category average and median but well below the high of both comparable metrics. The Board considered the Advisor’s assertion that the net expense ratio was higher given the limited operations of the Fund compared to the peer group. The Board discussed the current expense limitation agreement and the Advisor’s willingness to discuss breakpoints in the future. The Board agreed that the advisory fee was not unreasonable.

Economies of Scale.

The Board considered whether economies of scale had been reached with respect to the fees paid to Clark on behalf of the Navigator Funds. The Board noted that Clark had previously agreed to breakpoints in its advisory fee with respect to Navigator Tactical. After a further discussion, the Board concluded that current breakpoints for Navigator Tactical remained appropriate and in the best interests of shareholders and the absence of breakpoints for the remaining Navigator Funds was reasonable at current asset levels and would be considered as each Fund’s assets increased.

Profitability.

The Board reviewed the profitability analysis provided by Clark with respect to each Navigator Fund. The Board noted that Clark realized a loss for each Fund with the exception of Navigator Tactical. The Board discussed Clark’s profits from its relationship with Navigator Tactical and concluded that such profits were not excessive. In regard to each of the remaining Navigator Funds, the Board concluded that excessive profitability was not an issue at this time.

Conclusion.

Having requested and received such information from Clark as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of counsel, the Board concluded that renewal of the Advisory Agreement with Clark was in the best interests of the shareholders of each Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Navigator Funds.

Clark Capital Management Group, Inc. : Advisor to Navigator Tactical U.S. Allocation Fund (“Navigator Allocation”) and Navigator Tactical Investment Grade Bond Fund (“Navigator Investment”)*

In connection with the regular meeting held on December 16-17, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Advisor” or “Clark Capital”) and the Trust, with respect to the Navigator Allocation and Navigator Investment Funds (each a “Fund” and collectively referred to as the (“New Navigator Funds). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Advisor was founded in 1986 and managed approximately $20 billion in assets and partnered with financial advisors to provide personalized investment plans to clients across various investment strategies using model portfolios. They reviewed the background information of the key investment personnel that would be responsible for servicing the New Navigator Funds, taking into consideration the team’s diverse financial industry experience. They considered the Advisor’s ongoing research and analysis of ETFs and mutual funds as potential investments. The Trustees considered that the Advisor would use a proprietary investment process to determine each New Navigator Fund’s sector allocations. The Trustees noted that the Advisor would monitor compliance with each New Navigator Fund’s investment restrictions using excel spreadsheets linked to a third-party service provider. They considered that the Advisor had a best execution committee to select broker-dealers based on a review and evaluation of several factors. The Trustees concluded that the Advisor had more than sufficient resources and robust portfolio management team capable of providing quality service to the New Navigator Funds.

Performance. The Trustees reviewed the investment objective of each New Navigator Fund and its anticipated Morningstar category. They reviewed performance of another comparable open-end fund managed by the portfolio management team at Clark Capital and agreed that performance of the fund compared reasonably to the benchmark index. The Trustees discussed the back-tested data provided by Clark Capital, noting that each New Navigator Fund outperformed their anticipated benchmarks for the three-year, five-year, ten-year, and since inceptions periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Clark Capital’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees also considered each Fund’s hypothetical Sharpe ratio and noted that each Fund’s Sharpe ratio indicated that each Fund had the ability to provide reasonable, risk adjusted returns. The Trustees discussed Clark Capital’s use of allocation models produced by research providers. After discussion, the Trustees concluded that the Advisor had the potential to provide satisfactory performance to each New Navigator Fund.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of each of the New Navigator Funds as compared to its custom Morningstar category and peer group. They considered the proposed advisory fee for each New Navigator Fund was 0.85%, which decreased to 0.80% on a Fund’s assets above $4.5 billion and decreased to 0.75% on a Fund’s assets above $5.5 billion. They noted that Navigator Allocation’s maximum advisory fee of 0.85% was lower than the peer group median and average and category median. With respect to Navigator Investment, the Trustees noted that the maximum advisory fee of 0.85% was higher than the category average and median and peer group average and median but in line with the peer group. The Trustees considered the Advisor’s assertion that the fees were reasonable given the use of complex securities and derivatives requiring a significant amount of portfolio management, expertise and compliance resources and concluded the proposed fees were not unreasonable.

Profitability. The Trustees reviewed the profit analysis provided by Clark Capital. They noted that because each New Navigator Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that the Advisor projected making a profit in connection with each Fund if estimated asset levels were achieved, and that the estimated profit levels of the two Funds varied greatly due to projections on asset levels. They reasoned that based on the information provided by the Advisor, the estimated profitability was not excessive.

Economies of Scale. The Trustees considered whether economies of scale would likely be realized by Clark Capital during the initial term of the proposed advisory agreement. They noted that Clark Capital had agreed to contractual breakpoints that would benefit each Fund’s shareholders when assets exceeded certain levels. After discussion, it was the consensus of the Trustees that the proposed breakpoints were appropriate

Conclusion. Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that approval of the Advisory Agreement was in the best interests of future shareholders of each New Navigator Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the New Navigator Funds.

Navigator Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

10/31/21 – NLFT_v1

Navigator Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President- Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of October 31, 2021, the Trust was comprised of 71 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Funds’ Advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Funds’ Advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-766-2264.

10/31/21 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor

Clark Capital Management Group, Inc.

1650 Market Street, 53rd Floor

Philadelphia, PA 19103

Administrator

Ultimus Fund Solutions LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

NAVIGATOR-AR21

(b) Not applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)         A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2021 - $ 78,800

FY 2020 - $ 60,600

(b)	Audit-Related Fees

2021 – None

2020 - None

(c)	Tax Fees

FY 2021 - $ 13,200

FY 2020 - $ 8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - $3,000

2020 - $3,000

17f-1 Security Count for Navigator Sentry.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2021 2020

Audit-Related Fees: 0.00% 0.00%

Tax Fees: 0.00% 0.00%

All Other Fees: 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY 2021 - $ 13,200

FY 2020 - $ 8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/7/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/7/22